GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 39.2%
Aerospace & Defense – 1.2%
155	AAR Corp.*	$ 13,899
361	AeroVironment, Inc.*	113,675
14,242	AerSale Corp.*	116,642
8,782	Archer Aviation, Inc. Class A*	84,132
1,412	Astronics Corp.*	64,401
461	ATI, Inc.*	37,498
1,748	Axon Enterprise, Inc.*	1,254,435
10,379	Boeing Co.*	2,240,100
789	BWX Technologies, Inc.	145,468
2,717	Byrna Technologies, Inc.*	60,209
2,199	Cadre Holdings, Inc.	80,285
382	Curtiss-Wright Corp.	207,403
1,063	Ducommun, Inc.*	102,186
577	Eve Holding, Inc.*(a)	2,198
15,354	General Dynamics Corp.	5,235,714
61,436	General Electric Co.	18,481,178
11,009	HEICO Corp.	3,553,925
1,550	HEICO Corp. Class A	393,840
260	Hexcel Corp.	16,302
9,702	Howmet Aerospace, Inc.	1,903,823
233	Huntington Ingalls Industries, Inc.	67,083
125	Intuitive Machines, Inc.*	1,315
546	Karman Holdings, Inc.*	39,421
2,836	Kratos Defense & Security Solutions, Inc.*	259,125
19,395	L3Harris Technologies, Inc.	5,923,427
1,247	Leonardo DRS, Inc.	56,614
748	Loar Holdings, Inc.*	59,840
3,825	Lockheed Martin Corp.	1,909,478
1,540	Mercury Systems, Inc.*	119,196
398	Moog, Inc. Class A	82,653
1,732	National Presto Industries, Inc.	194,244
1,924	Northrop Grumman Corp.	1,172,332
12,495	Park Aerospace Corp.	254,148
380	Redwire Corp.*(a)	3,416
6,105	Rocket Lab Corp.*	292,491
64,955	RTX Corp.	10,868,920
15,869	Satellogic, Inc. Class A*(a)	52,050
1,876	Spirit AeroSystems Holdings, Inc. Class A*	72,414
401	StandardAero, Inc.*	10,943
1,656	Textron, Inc.	139,915
4,181	TransDigm Group, Inc.	5,510,642
1,404	V2X, Inc.*	81,558
12,187	Virgin Galactic Holdings, Inc.*(a)	47,042
377	VSE Corp.	62,672
10,698	Woodward, Inc.	2,703,492

		64,091,744

Air Freight & Logistics – 0.0%
1,478	CH Robinson Worldwide, Inc.	195,687

Shares	Description	Value

Common Stocks – (continued)
Air Freight & Logistics – (continued)
1,405	Expeditors International of Washington, Inc.	$ 172,239
2,939	FedEx Corp.	693,045
95	Forward Air Corp.*	2,436
1,475	GXO Logistics, Inc.*	78,013
235	Hub Group, Inc. Class A	8,093
31,806	International Distribution Services PLC(b)	158,271
21,044	Radiant Logistics, Inc.*	124,160
8,949	United Parcel Service, Inc. Class B	747,510

		2,179,454

Automobile Components – 0.0%
2,428	Adient PLC*	58,466
3,015	Aptiv PLC*	259,953
377	Autoliv, Inc.	46,559
3,656	BorgWarner, Inc.	160,718
1,976	Cooper-Standard Holdings, Inc.*	72,974
2,477	Dana, Inc.	49,639
1,110	Dorman Products, Inc.*	173,027
334	Fox Factory Holding Corp.*	8,113
5,105	Garrett Motion, Inc.	69,530
1,701	Gentex Corp.	48,138
1,646	Gentherm, Inc.*	56,063
96	Goodyear Tire & Rubber Co.*	718
19,670	Holley, Inc.*	61,764
624	LCI Industries	58,126
995	Lear Corp.	100,107
11,843	Luminar Technologies, Inc.*(a)	22,620
593	Modine Manufacturing Co.*	84,301
7,281	Motorcar Parts of America, Inc.*	120,428
888	Patrick Industries, Inc.	91,846
1,132	Phinia, Inc.	65,067
30,115	Solid Power, Inc.*	104,499
2,498	Standard Motor Products, Inc.	101,968
3,443	Stoneridge, Inc.*	26,236
575	Visteon Corp.	68,919
328	XPEL, Inc.*	10,847

		1,920,626

Automobiles – 0.7%
55,908	Ford Motor Co.	668,660
101,120	General Motors Co.	6,165,286
3,654	Harley-Davidson, Inc.	101,947
415	Livewire Group, Inc.*	1,971
3,587	Rivian Automotive, Inc. Class A*	52,657
70,898	Tesla, Inc.*	31,529,759
1,239	Thor Industries, Inc.	128,472

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Automobiles – (continued)
167	Winnebago Industries, Inc.	$ 5,584

		38,654,336

Banks – 1.9%
1,203	1st Source Corp.	74,057
2,388	ACNB Corp.	105,168
2,142	Amalgamated Financial Corp.	58,155
2,641	Amerant Bancorp, Inc.	50,892
1,642	Ameris Bancorp	120,375
3,916	Arrow Financial Corp.	110,823
1,481	Associated Banc-Corp.	38,077
130	Atlantic Union Bankshares Corp.	4,588
1,642	Axos Financial, Inc.*	138,995
3,705	Banc of California, Inc.	61,318
738	BancFirst Corp.	93,320
1,331	Bancorp, Inc.*	99,679
992	Bank First Corp.	120,340
328,360	Bank of America Corp.	16,940,092
1,320	Bank of Hawaii Corp.	86,645
5,233	Bank of Marin Bancorp	127,057
2,484	Bank of NT Butterfield & Son Ltd.	106,613
2,691	Bank OZK	137,187
2,952	Bank7 Corp.	136,589
2,657	BankUnited, Inc.	101,391
3,350	Bankwell Financial Group, Inc.	148,237
1,405	Banner Corp.	92,028
2,862	Bar Harbor Bankshares	87,177
5,150	BayCom Corp.	148,062
14,771	BCB Bancorp, Inc.	128,212
7,182	Beacon Financial Corp.	170,285
19,109	Blue Foundry Bancorp*	173,701
34,764	Blue Ridge Bankshares, Inc.*	147,052
744	BOK Financial Corp.	82,911
8,307	Bridgewater Bancshares, Inc.*	146,203
1,088	Burke & Herbert Financial Services Corp.	67,119
2,953	Business First Bancshares, Inc.	69,720
2,629	Byline Bancorp, Inc.	72,902
1,482	C&F Financial Corp.	99,590
3,438	Cadence Bank	129,063
8,052	California BanCorp*	134,307
2,296	Camden National Corp.	88,603
4,337	Capital Bancorp, Inc.	138,350
3,270	Capital City Bank Group, Inc.	136,653
12,788	Capitol Federal Financial, Inc.	81,204
6,752	Carter Bankshares, Inc.*	131,056
1,921	Cathay General Bancorp	92,227
3,643	Central Pacific Financial Corp.	110,529
3,157	ChoiceOne Financial Services, Inc.	91,427

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
29,601	Citigroup, Inc.	$ 3,004,501
6,762	Citizens & Northern Corp.	133,955
6,689	Citizens Financial Group, Inc.	355,587
1,285	Citizens Financial Services, Inc.	77,460
917	City Holding Co.	113,589
5,802	Civista Bancshares, Inc.	117,839
4,256	CNB Financial Corp.	102,995
1,064	Coastal Financial Corp.*	115,093
8,438	Colony Bankcorp, Inc.	143,530
7,469	Columbia Banking System, Inc.	192,252
4,205	Columbia Financial, Inc.*	63,117
2,666	Comerica, Inc.	182,674
1,947	Commerce Bancshares, Inc.	116,353
1,375	Community Financial System, Inc.	80,630
1,757	Community Trust Bancorp, Inc.	98,304
7,609	Community West Bancshares	158,572
2,900	ConnectOne Bancorp, Inc.	71,949
969	Cullen/Frost Bankers, Inc.	122,840
1,377	Customers Bancorp, Inc.*	90,014
3,307	CVB Financial Corp.	62,535
2,287	Dime Community Bancshares, Inc.	68,221
3,539	Eagle Bancorp, Inc.	71,559
3	Eagle Financial Services, Inc.	113
2,130	East West Bancorp, Inc.	226,738
2,348	Eastern Bankshares, Inc.	42,616
2,149	Enterprise Financial Services Corp.	124,599
2,546	Equity Bancshares, Inc. Class A	103,622
1,646	Esquire Financial Holdings, Inc.	167,983
3,458	Farmers & Merchants Bancorp, Inc.	86,485
7,588	Farmers National Banc Corp.	109,343
13,999	FB Bancorp, Inc.*	168,268
3,496	FB Financial Corp.	194,867
2,042	Fidelity D&D Bancorp, Inc.	89,501
9,542	Fifth Third Bancorp	425,096
4,129	Financial Institutions, Inc.	112,309
8,470	Finwise Bancorp*	164,233
4,500	First BanCorp	99,225
4,705	First Bancorp, Inc.	123,553
1,453	First Bancorp/Southern Pines NC	76,849
8,926	First Bank	145,405
1,772	First Busey Corp.	41,022
2,561	First Business Financial Services, Inc.	131,277
145	First Citizens BancShares, Inc. Class A	259,428

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
4,967	First Commonwealth Financial Corp.	$ 84,687
2,456	First Community Bankshares, Inc.	85,469
20	First Community Corp.	564
3,374	First Financial Bancorp	85,194
3,069	First Financial Bankshares, Inc.	103,272
2,051	First Financial Corp.	115,758
5,458	First Foundation, Inc.*	30,401
3,372	First Hawaiian, Inc.	83,727
8,178	First Horizon Corp.	184,905
1,705	First Internet Bancorp	38,243
1,685	First Interstate BancSystem, Inc. Class A	53,701
2,406	First Merchants Corp.	90,706
2,210	First Mid Bancshares, Inc.	83,715
5	First National Corp.	113
33	First Western Financial, Inc.*	760
2,201	Firstsun Capital Bancorp*	85,377
4,429	Five Star Bancorp	142,614
4,868	Flagstar Financial, Inc.	56,225
6,315	Flushing Financial Corp.	87,210
6,587	FNB Corp.	106,117
3,058	FS Bancorp, Inc.	122,075
3,780	Fulton Financial Corp.	70,421
2,528	GBank Financial Holdings, Inc.*(a)	99,275
2,362	German American Bancorp, Inc.	92,756
1,158	Glacier Bancorp, Inc.	56,360
1,461	Great Southern Bancorp, Inc.	89,486
3,456	Greene County Bancorp, Inc.	78,106
2,883	Guaranty Bancshares, Inc.	140,546
1,941	Hancock Whitney Corp.	121,526
4,494	Hanmi Financial Corp.	110,957
3	Hanover Bancorp, Inc.	67
5,944	HarborOne Bancorp, Inc.	80,838
3,714	HBT Financial, Inc.	93,593
10,629	Heritage Commerce Corp.	105,546
3,830	Heritage Financial Corp.	92,648
2,006	Hilltop Holdings, Inc.	67,041
392	Hingham Institution For Savings	103,402
2,208	Home Bancorp, Inc.	119,950
3,821	Home BancShares, Inc.	108,134
2,839	HomeTrust Bancshares, Inc.	116,229
4,672	Hope Bancorp, Inc.	50,317
5,506	Horizon Bancorp, Inc.	88,151
21,586	Huntington Bancshares, Inc.	372,790
5,937	Independent Bank Corp.	283,817
1,224	International Bancshares Corp.	84,150
4,966	John Marshall Bancorp, Inc.	98,426
110,792	JPMorgan Chase & Co.	34,947,121

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
15,932	Kearny Financial Corp.	$ 104,673
8,294	KeyCorp	155,015
1,330	Lakeland Financial Corp.	85,386
17,279	LINKBANCORP, Inc.	123,199
174	Live Oak Bancshares, Inc.	6,128
2,496	M&T Bank Corp.	493,260
4	MainStreet Bancshares, Inc.	83
5,714	Mechanics Bancorp Class A*	76,053
1,635	Mercantile Bank Corp.	73,575
18	Meridian Corp.	284
3,529	Metrocity Bankshares, Inc.	97,718
1,335	Metropolitan Bank Holding Corp.	99,885
4,074	Mid Penn Bancorp, Inc.	116,679
4,177	Middlefield Banc Corp.	125,352
5,694	Midland States Bancorp, Inc.	97,595
3,994	MidWestOne Financial Group, Inc.	112,990
3,875	MVB Financial Corp.	97,107
1,273	National Bank Holdings Corp. Class A	49,189
5,797	NB Bancorp, Inc.	102,317
1,509	NBT Bancorp, Inc.	63,016
801	Nicolet Bankshares, Inc.	107,734
1,323	Northeast Bank	132,512
6,219	Northeast Community Bancorp, Inc.	127,925
6,710	Northfield Bancorp, Inc.	79,178
7,484	Northpointe Bancshares, Inc.	127,827
5,316	Northrim BanCorp, Inc.	115,145
19,706	Northwest Bancshares, Inc.	244,157
4,454	Norwood Financial Corp.	113,221
36,506	NU Holdings Ltd. Class A*	584,461
4,319	OceanFirst Financial Corp.	75,885
1,636	OFG Bancorp	71,150
6,758	Old National Bancorp	148,338
5,850	Old Second Bancorp, Inc.	101,117
12	OP Bancorp	167
2,546	Orange County Bancorp, Inc.	64,185
1,578	Origin Bancorp, Inc.	54,473
3,723	Orrstown Financial Services, Inc.	126,508
246	Park National Corp.	39,982
7,797	Parke Bancorp, Inc.	168,025
1,501	Pathward Financial, Inc.	111,089
66,995	Patriot National Bancorp, Inc.*	87,094
7,070	PCB Bancorp	148,470
2,793	Peapack-Gladstone Financial Corp.	77,087
2,529	Peoples Bancorp, Inc.	75,845
1,764	Peoples Financial Services Corp.	85,748
1,270	Pinnacle Financial Partners, Inc.	119,113

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
14,152	Pioneer Bancorp, Inc.*	$ 184,825
3,090	Plumas Bancorp	133,303
5,646	PNC Financial Services Group, Inc.	1,134,451
11,749	Ponce Financial Group, Inc.*	172,710
37,585	Popular, Inc.	4,773,671
894	Preferred Bank	80,809
11,115	Primis Financial Corp.	116,819
7	Princeton Bancorp, Inc.	223
1,831	Prosperity Bancshares, Inc.	121,487
13,446	Provident Bancorp, Inc.*	168,478
4,881	Provident Financial Services, Inc.	94,106
1,230	QCR Holdings, Inc.	93,037
6,410	RBB Bancorp	120,252
2,305	Red River Bancshares, Inc.	149,410
14,110	Regions Financial Corp.	372,081
1,134	Renasant Corp.	41,833
1,260	Republic Bancorp, Inc. Class A	91,035
9	Richmond Mutual BanCorp, Inc.	128
2,235	S&T Bancorp, Inc.	84,014
1,100	Seacoast Banking Corp. of Florida	33,473
1,227	ServisFirst Bancshares, Inc.	98,810
7,233	Shore Bancshares, Inc.	118,694
3,479	Sierra Bancorp	100,578
4,042	Simmons First National Corp. Class A	77,485
3,620	SmartFinancial, Inc.	129,343
3,074	South Plains Financial, Inc.	118,810
3,159	Southern First Bancshares, Inc.*	139,375
1,701	Southern Missouri Bancorp, Inc.	89,405
2,935	Southside Bancshares, Inc.	82,914
1,327	Southstate Bank Corp.	131,200
2,407	Stellar Bancorp, Inc.	73,028
23,246	Sterling Bancorp, Inc.*(b)	—
1,433	Stock Yards Bancorp, Inc.	100,296
2,599	Synovus Financial Corp.	127,559
416	Texas Capital Bancshares, Inc.*	35,164
4,059	TFS Financial Corp.	53,477
3,440	Third Coast Bancshares, Inc.*	130,617
4,178	Timberland Bancorp, Inc.	139,044
1,335	Tompkins Financial Corp.	88,390
2,763	Towne Bank	95,517
1,373	TriCo Bancshares	60,975
242	Triumph Financial, Inc.*	12,110
16,596	Truist Financial Corp.	758,769
3,081	TrustCo Bank Corp.	111,840
1,629	Trustmark Corp.	64,508
21,810	U.S. Bancorp	1,054,077

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,104	UMB Financial Corp.	$ 130,658
39	Union Bankshares, Inc.	966
2,539	United Bankshares, Inc.	94,476
2,152	United Community Banks, Inc.	67,465
2,857	Unity Bancorp, Inc.	139,622
3,561	Univest Financial Corp.	106,901
6,509	USCB Financial Holdings, Inc.	113,582
18,407	Valley National Bancorp	195,114
2,362	Veritex Holdings, Inc.	79,198
2,404	WaFd, Inc.	72,817
3,327	Washington Trust Bancorp, Inc.	96,150
3,291	Webster Financial Corp.	195,617
173,223	Wells Fargo & Co.	14,519,552
1,443	WesBanco, Inc.	46,075
6,115	West BanCorp, Inc.	124,257
1,706	Westamerica BanCorp	85,283
2,590	Western Alliance Bancorp	224,605
1,135	Wintrust Financial Corp.	150,319
1,694	WSFS Financial Corp.	91,357
3,041	Zions Bancorp NA	172,060

		103,156,710

Beverages – 0.2%
304	Boston Beer Co., Inc. Class A*	64,272
556	Brown-Forman Corp. Class B	15,057
29	Brown-Forman Corp. Class A	780
1,907	Celsius Holdings, Inc.*	109,634
75,411	Coca-Cola Co.	5,001,258
1,388	Coca-Cola Consolidated, Inc.	162,618
1,831	Constellation Brands, Inc. Class A	246,581
16,186	Keurig Dr. Pepper, Inc.	412,905
721	MGP Ingredients, Inc.	17,441
4,117	Molson Coors Beverage Co. Class B	186,294
17,620	Monster Beverage Corp.*	1,186,002
2,095	National Beverage Corp.*	77,347
20,785	PepsiCo, Inc.	2,919,045
3,331	Primo Brands Corp.	73,615
2,500	Vita Coco Co., Inc.*	106,175
357	Zevia PBC Class A*	971

		10,579,995

Biotechnology – 0.7%
483	89bio, Inc.*	7,100
44,802	AbbVie, Inc.	10,373,455
14,409	Abeona Therapeutics, Inc.*	76,080
6,119	Absci Corp.*(a)	18,602
1,941	ACADIA Pharmaceuticals, Inc.*	41,421
67	Actuate Therapeutics, Inc.*	448

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
60,152	Acumen Pharmaceuticals, Inc.*	$ 102,860
819	ADC Therapeutics SA*	3,276
4,601	ADMA Biologics, Inc.*	67,451
29,628	Adverum Biotechnologies, Inc.*(a)	134,215
7,565	Agenus, Inc.*	29,125
1	Agios Pharmaceuticals, Inc.*	40
19,241	Akebia Therapeutics, Inc.*	52,528
1,591	Akero Therapeutics, Inc.*	75,541
19,682	Aldeyra Therapeutics, Inc.*	102,740
25,588	Alector, Inc.*	75,740
5,725	Alkermes PLC*	171,750
14,608	Allogene Therapeutics, Inc.*	18,114
3,071	Alnylam Pharmaceuticals, Inc.*	1,400,376
4,711	Altimmune, Inc.*(a)	17,760
11,841	Amgen, Inc.	3,341,530
12,076	Amicus Therapeutics, Inc.*	95,159
584	AnaptysBio, Inc.*	17,882
7,530	Anavex Life Sciences Corp.*	67,017
6,652	Anika Therapeutics, Inc.*	62,529
14,361	Annexon, Inc.*	43,801
1,233	Apellis Pharmaceuticals, Inc.*	27,903
361	Apogee Therapeutics, Inc.*	14,343
121,566	Applied Therapeutics, Inc.*(a)	73,535
22,551	Arbutus Biopharma Corp.*	102,382
414	Arcellx, Inc.*	33,989
1,694	Arcturus Therapeutics Holdings, Inc.*	31,220
574	Arcus Biosciences, Inc.*	7,806
5,028	Arcutis Biotherapeutics, Inc.*	94,778
2,669	Ardelyx, Inc.*	14,706
2,206	ArriVent Biopharma, Inc.*	40,701
1,364	Arrowhead Pharmaceuticals, Inc.*	47,044
2,008	ARS Pharmaceuticals, Inc.*	20,180
22,298	Artiva Biotherapeutics, Inc.*	63,995
9,077	Astria Therapeutics, Inc.*	66,081
12,218	aTyr Pharma, Inc.*(a)	8,814
8,606	Aura Biosciences, Inc.*	53,185
1,332	Aurinia Pharmaceuticals, Inc.*	14,719
1,189	Avidity Biosciences, Inc.*	51,805
22,711	Avita Medical, Inc.*(a)	116,053
1,081	Beam Therapeutics, Inc.*	26,236
5,597	Benitec Biopharma, Inc.*	78,526
1,414	Bicara Therapeutics, Inc.*	22,327
8,613	BioCryst Pharmaceuticals, Inc.*	65,373
1,881	Biogen, Inc.*	263,490
1,023	Biohaven Ltd.*	15,355
1,870	BioMarin Pharmaceutical, Inc.*	101,279
19,956	Biomea Fusion, Inc.*(a)	40,311

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
7,262	Black Diamond Therapeutics, Inc.*	$ 27,523
835	Blueprint Medicines Corp.*(b)	384
2,540	Bridgebio Pharma, Inc.*	131,928
52	Bright Minds Biosciences, Inc.*	3,154
25,711	C4 Therapeutics, Inc.*	57,078
18,794	Cabaletta Bio, Inc.*	43,978
4,516	Candel Therapeutics, Inc.*(a)	23,032
1,015	Capricor Therapeutics, Inc.*(a)	7,318
11,755	Cardiff Oncology, Inc.*(a)	24,215
1,647	CareDx, Inc.*	23,947
7,231	Cargo Therapeutics, Inc.*(b)	—
42,701	Caribou Biosciences, Inc.*	99,493
4,301	Cartesian Therapeutics, Inc.*(a)	43,956
4,404	Catalyst Pharmaceuticals, Inc.*	86,759
5,231	Celcuity, Inc.*	258,411
56,454	Century Therapeutics, Inc.*	28,114
632	CG oncology, Inc.*	25,457
27,251	Cibus, Inc.*(a)	35,154
3,099	Cidara Therapeutics, Inc.*	296,760
43,416	Climb Bio, Inc.*	87,266
3,139	Cogent Biosciences, Inc.*	45,076
76,297	Coherus Oncology, Inc.*(a)	125,127
20,239	Compass Therapeutics, Inc.*	70,837
5,286	Corbus Pharmaceuticals Holdings, Inc.*	66,868
17,345	Corvus Pharmaceuticals, Inc.*(a)	127,833
3,506	Cullinan Therapeutics, Inc.*	20,791
150	Cytokinetics, Inc.*	8,244
16,387	CytomX Therapeutics, Inc.*	52,275
2,061	Day One Biopharmaceuticals, Inc.*	14,530
87	Denali Therapeutics, Inc.*	1,263
11,521	Design Therapeutics, Inc.*	86,753
22,644	DiaMedica Therapeutics, Inc.*	155,564
1,068	Dianthus Therapeutics, Inc.*	42,026
343	Disc Medicine, Inc.*	22,665
5,848	Dynavax Technologies Corp.*	58,071
339	Dyne Therapeutics, Inc.*	4,288
18,491	Editas Medicine, Inc.*	64,164
29,259	Eledon Pharmaceuticals, Inc.*	75,781
2,737	Emergent BioSolutions, Inc.*	24,140
7,931	Enanta Pharmaceuticals, Inc.*	94,934
4,792	Entrada Therapeutics, Inc.*	27,794
6,959	Erasca, Inc.*	15,171
2,607	Exact Sciences Corp.*	142,629
7,405	Exelixis, Inc.*	305,827
24,866	Fate Therapeutics, Inc.*	31,331
71	Fennec Pharmaceuticals, Inc.*	665
12,562	Foghorn Therapeutics, Inc.*	61,428

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
25,780	Genelux Corp.*(a)	$ 108,276
6,866	Geron Corp.*	9,406
21,761	Gilead Sciences, Inc.	2,415,471
42,945	Gossamer Bio, Inc.*	112,945
370	GRAIL, Inc.*	21,878
10,543	Greenwich Lifesciences, Inc.*(a)	104,903
3,686	Gyre Therapeutics, Inc.*	27,498
4,150	Halozyme Therapeutics, Inc.*	304,361
32,905	Heron Therapeutics, Inc.*	41,460
23,907	HilleVax, Inc.*	3,347
3,093	Humacyte, Inc.*(a)	5,382
2	Ideaya Biosciences, Inc.*	54
5,097	Immatics NV*	43,426
2,145	ImmunityBio, Inc.*(a)	5,277
833	Immunome, Inc.*	9,754
774	Immunovant, Inc.*	12,477
2,288	Incyte Corp.*	194,045
59	Inhibikase Therapeutics, Inc.*	96
189	Inmune Bio, Inc.*	391
30,725	Inovio Pharmaceuticals, Inc.*(a)	71,897
2,983	Insmed, Inc.*	429,582
35,218	Invivyd, Inc.*(a)	38,740
1,658	Ionis Pharmaceuticals, Inc.*	108,466
24,706	Ironwood Pharmaceuticals, Inc.*	32,365
2,729	iTeos Therapeutics, Inc.*	281
5,284	Jade Biosciences, Inc.(a)	45,601
143	Janux Therapeutics, Inc.*	3,495
9,892	Jasper Therapeutics, Inc.*	23,543
20,054	Kalaris Therapeutics, Inc.*(a)	115,912
3,128	KalVista Pharmaceuticals, Inc.*	38,099
24,885	Karyopharm Therapeutics, Inc.*(a)	162,748
1,244	Keros Therapeutics, Inc.*	19,680
18,450	Kodiak Sciences, Inc.*	302,027
2,672	Korro Bio, Inc.*	127,962
282	Krystal Biotech, Inc.*	49,781
529	Kymera Therapeutics, Inc.*	29,941
15,047	Kyverna Therapeutics, Inc.*	90,282
19,151	Larimar Therapeutics, Inc.*	61,858
10,638	Lexeo Therapeutics, Inc.*	70,636
23,955	Lexicon Pharmaceuticals, Inc.*(a)	32,339
90,007	Lineage Cell Therapeutics, Inc.*(a)	152,112
11,501	Lunai Bioworks, Inc.*	16,331
2,351	Lyell Immunopharma, Inc.*	38,180
26,195	MacroGenics, Inc.*	44,008
268	Madrigal Pharmaceuticals, Inc.*	122,921
20,002	MannKind Corp.*	107,411
8,933	MeiraGTx Holdings PLC*	73,519

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
113	Metsera, Inc.*	$ 5,913
8,873	MiMedx Group, Inc.*	61,934
443	Mineralys Therapeutics, Inc.*	16,799
1,978	Mirum Pharmaceuticals, Inc.*	145,007
4	Moderna, Inc.*	103
1,917	Monopar Therapeutics, Inc.*(a)	156,561
936	Monte Rosa Therapeutics, Inc.*	6,936
5,085	Myriad Genetics, Inc.*	36,765
21,938	Natera, Inc.*	3,531,360
1,766	Neurocrine Biosciences, Inc.*	247,911
24,963	Nkarta, Inc.*	51,673
1,407	Novavax, Inc.*	12,199
486	Nuvalent, Inc. Class A*	42,029
146	Nuvectis Pharma, Inc.*	879
49,980	Ocugen, Inc.*(a)	81,467
7,846	Olema Pharmaceuticals, Inc.*	76,812
23,017	Organogenesis Holdings, Inc.*	97,132
144	ORIC Pharmaceuticals, Inc.*	1,728
718	Oruka Therapeutics, Inc.*	13,807
30,412	Outlook Therapeutics, Inc.*(a)	32,237
3,630	Palvella Therapeutics, Inc.*(a)	227,565
8,100	Perspective Therapeutics, Inc.*	27,783
128,467	PMV Pharmaceuticals, Inc.*	179,854
16	Praxis Precision Medicines, Inc.*	848
22,989	Precigen, Inc.*	75,634
31,218	Prime Medicine, Inc.*(a)	172,948
43,522	ProKidney Corp.*(a)	105,323
3,162	Protagonist Therapeutics, Inc.*	210,052
88,269	Protalix BioTherapeutics, Inc.*(a)	195,957
3,618	Prothena Corp. PLC*	35,312
2,231	PTC Therapeutics, Inc.*	136,916
13,482	Puma Biotechnology, Inc.*	71,589
4,042	RAPT Therapeutics, Inc.*	104,243
3,840	Recursion Pharmaceuticals, Inc. Class A*(a)	18,739
1,284	Regeneron Pharmaceuticals, Inc.	721,955
463	REGENXBIO, Inc.*	4,468
92	Regulus Therapeutics, Inc.*(b)	107
3,111	Replimune Group, Inc.*	13,035
48	Revolution Medicines, Inc.*	2,242
9,692	Rezolute, Inc.*	91,105
1,459	Rhythm Pharmaceuticals, Inc.*	147,344
2,766	Rigel Pharmaceuticals, Inc.*	78,361
7,460	Rocket Pharmaceuticals, Inc.*	24,320
3,738	Sage Therapeutics, Inc.*(b)	673
170	Sana Biotechnology, Inc.*	604

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
128,697	Sangamo Therapeutics, Inc.*	$ 86,665
907	Sarepta Therapeutics, Inc.*	17,478
18,329	Savara, Inc.*	65,435
1,910	Scholar Rock Holding Corp.*	71,128
1,079	SELLAS Life Sciences Group, Inc.*(a)	1,737
38,065	Sera Prognostics, Inc. Class A*	116,479
6,774	Seres Therapeutics, Inc.*(a)	130,332
745	Sionna Therapeutics, Inc.*	21,910
21,777	Skye Bioscience, Inc.*(a)	85,584
965	Soleno Therapeutics, Inc.*	65,234
2,879	Solid Biosciences, Inc.*	17,763
378	Spyre Therapeutics, Inc.*	6,335
464	Stoke Therapeutics, Inc.*	10,904
3,089	Summit Therapeutics, Inc.*(a)	63,819
54,535	Sutro Biopharma, Inc.*	47,358
899	Syndax Pharmaceuticals, Inc.*	13,831
720	Tango Therapeutics, Inc.*	6,048
1,874	Taysha Gene Therapies, Inc.*	6,128
747	Tectonic Therapeutic, Inc.*	11,720
75,308	Tenaya Therapeutics, Inc.*(a)	121,999
38,220	Tevogen Bio Holdings, Inc.*(a)	30,014
2,869	TG Therapeutics, Inc.*	103,643
2,332	Tourmaline Bio, Inc.*	111,540
5,899	Travere Therapeutics, Inc.*	140,986
24,162	TriSalus Life Sciences, Inc.*	112,353
31,933	TScan Therapeutics, Inc.*	58,118
290	TuHURA Biosciences, Inc.*	719
669	Twist Bioscience Corp.*	18,826
1,812	Tyra Biosciences, Inc.*	25,350
1,031	Ultragenyx Pharmaceutical, Inc.*	31,012
675	United Therapeutics Corp.*	282,967
16,886	UroGen Pharma Ltd.*	336,876
23,189	Vanda Pharmaceuticals, Inc.*	115,713
582	Vera Therapeutics, Inc.*	16,913
2,571	Veracyte, Inc.*	88,262
10,566	Verastem, Inc.*	93,298
1,602	Vericel Corp.*	50,415
6,281	Vertex Pharmaceuticals, Inc.*	2,459,891
2,973	Vigil Neuroscience, Inc.*(b)	149
98	Viking Therapeutics, Inc.*	2,575
623	Viridian Therapeutics, Inc.*	13,444
10,091	Vor BioPharma, Inc.*(a)	491,634
13,881	Voyager Therapeutics, Inc.*	64,824
20,470	XBiotech, Inc.*	54,450
160	Xencor, Inc.*	1,877
859	Xenon Pharmaceuticals, Inc.*	34,489
3,299	XOMA Royalty Corp.*	127,143
3,716	Zenas Biopharma, Inc.*(a)	82,495
19,534	Zentalis Pharmaceuticals, Inc.*	29,496
48,820	Zura Bio Ltd.*	211,391

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
6,988	Zymeworks, Inc.*	$ 119,355

		40,317,176

Broadline Retail – 1.9%
47,285	1stdibs.com, Inc.*	122,468
448,312	Amazon.com, Inc.*	98,435,866
28,876	Coupang, Inc.*	929,807
95	Dillard’s, Inc. Class A	58,376
6,767	eBay, Inc.	615,459
1,290	Etsy, Inc.*	85,643
297	Groupon, Inc.*	6,935
15	Kohl’s Corp.	230
7,500	Macy’s, Inc.	134,475
557	Ollie’s Bargain Outlet Holdings, Inc.*	71,519
6,233	QVC Group, Inc.*(a)	84,083
313	Savers Value Village, Inc.*	4,147

		100,549,008

Building Products – 0.3%
887	A.O. Smith Corp.	65,115
969	AAON, Inc.	90,543
32	Advanced Drainage Systems, Inc.	4,438
1,134	Allegion PLC	201,115
237	American Woodmark Corp.*	15,822
198	Apogee Enterprises, Inc.	8,627
830	Armstrong World Industries, Inc.	162,688
508	AZZ, Inc.	55,438
1,308	Builders FirstSource, Inc.*	158,595
433	Carlisle Cos., Inc.	142,440
62,904	Carrier Global Corp.	3,755,369
310	CSW Industrials, Inc.	75,252
1,027	Fortune Brands Innovations, Inc.	54,831
133	Gibraltar Industries, Inc.*	8,352
726	Griffon Corp.	55,285
1,096	Hayward Holdings, Inc.*	16,571
1,944	Insteel Industries, Inc.	74,533
3,860	Janus International Group, Inc.*	38,098
8,069	JELD-WEN Holding, Inc.*	39,619
8,727	Johnson Controls International PLC	959,534
705	Lennox International, Inc.	373,199
1,840	Masco Corp.	129,518
3,730	Masterbrand, Inc.*	49,124
818	Owens Corning	115,714
3,389	Resideo Technologies, Inc.*	146,337
384	Simpson Manufacturing Co., Inc.	64,305
445	Tecnoglass, Inc.	29,775
15,908	Trane Technologies PLC	6,712,540
7	Trex Co., Inc.*	362

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
571	UFP Industries, Inc.	$ 53,383
3,063	Zurn Elkay Water Solutions Corp.	144,053

		13,800,575

Capital Markets – 1.2%
3,720	Acadian Asset Management, Inc.	179,155
361	Affiliated Managers Group, Inc.	86,073
6,963	AlTi Global, Inc.*	24,788
2,252	Ameriprise Financial, Inc.	1,106,295
20,168	ARES Management Corp. Class A	3,224,662
1,605	Artisan Partners Asset Management, Inc. Class A	69,657
28,680	B Riley Financial, Inc.*(a)	171,363
12	Bakkt Holdings, Inc.*	404
11,350	Bank of New York Mellon Corp.	1,236,696
6,232	BGC Group, Inc. Class A	58,955
2,109	Blackrock, Inc.	2,458,820
17,529	Blackstone, Inc.	2,994,830
5,760	Blue Owl Capital, Inc.	97,517
1,509	Brookfield Asset Management Ltd. Class A	85,922
1,588	Carlyle Group, Inc.	99,568
1,517	Cboe Global Markets, Inc.	372,044
92,412	Charles Schwab Corp.	8,822,574
5,097	CME Group, Inc.	1,377,158
1,241	Cohen & Steers, Inc.	81,422
1,986	Coinbase Global, Inc. Class A*	670,255
1,140	Diamond Hill Investment Group, Inc.	159,611
791	Donnelley Financial Solutions, Inc.*	40,681
39	Evercore, Inc. Class A	13,156
403	FactSet Research Systems, Inc.	115,455
2,481	Federated Hermes, Inc.	128,838
1,972	Forge Global Holdings, Inc.*	33,327
3,344	Franklin Resources, Inc.	77,347
338	Freedom Holding Corp.*(a)	58,180
7,685	GCM Grosvenor, Inc. Class A	92,758
579	Hamilton Lane, Inc. Class A	78,043
750	Houlihan Lokey, Inc.	153,990
27,871	Innventure, Inc.*(a)	161,373
3,491	Interactive Brokers Group, Inc. Class A	240,216
7,805	Intercontinental Exchange, Inc.	1,314,986
7,287	Invesco Ltd.	167,164
1,257	Janus Henderson Group PLC	55,949
3,040	Jefferies Financial Group, Inc.	198,877

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
10,208	KKR & Co., Inc.	$ 1,326,530
281	Lazard, Inc.	14,831
1,823	LPL Financial Holdings, Inc.	606,494
247	Marex Group PLC	8,304
440	MarketAxess Holdings, Inc.	76,670
1,195	Moelis & Co. Class A	85,227
11,716	Moody’s Corp.	5,582,440
62,966	Morgan Stanley	10,009,075
408	Morningstar, Inc.	94,660
1,264	MSCI, Inc.	717,206
39,513	Nasdaq, Inc.	3,494,925
3,194	Northern Trust Corp.	429,912
19,608	Open Lending Corp.*	41,373
1,532	Oppenheimer Holdings, Inc. Class A	113,230
8,479	P10, Inc. Class A	92,252
5,411	Patria Investments Ltd. Class A	79,001
2,065	Perella Weinberg Partners	44,026
288	Piper Sandler Cos.	99,933
621	PJT Partners, Inc. Class A	110,370
2,739	Raymond James Financial, Inc.	472,751
9,003	Robinhood Markets, Inc. Class A*	1,289,050
16,451	S&P Global, Inc.	8,006,866
1,046	SEI Investments Co.	88,753
17	Siebert Financial Corp.*	50
4,648	State Street Corp.	539,215
754	StepStone Group, Inc. Class A	49,244
1,166	Stifel Financial Corp.	132,306
2,057	StoneX Group, Inc.*	207,592
3,290	T. Rowe Price Group, Inc.	337,686
1,509	TPG, Inc.	86,692
22,283	Tradeweb Markets, Inc. Class A	2,472,967
2,749	Value Line, Inc.	107,431
733	Victory Capital Holdings, Inc. Class A	47,469
1,867	Virtu Financial, Inc. Class A	66,279
236	Virtus Investment Partners, Inc.	44,847
8,307	WisdomTree, Inc.	115,467
410	XP, Inc. Class A	7,704

		63,406,937

Chemicals – 0.5%
1,486	AdvanSix, Inc.	28,799
2,547	Air Products & Chemicals, Inc.	694,618
23	Albemarle Corp.	1,865
47,913	Alto Ingredients, Inc.*	51,746
10,346	American Vanguard Corp.*	59,386
11,773	Arq, Inc.*	84,295
55	Ashland, Inc.	2,635

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
1,444	ASP Isotopes, Inc.*	$ 13,891
949	Aspen Aerogels, Inc.*	6,605
4	Avient Corp.	132
1,807	Axalta Coating Systems Ltd.*	51,716
813	Balchem Corp.	121,999
907	Cabot Corp.	68,977
1,797	Celanese Corp.	75,618
2,226	CF Industries Holdings, Inc.	199,672
1,704	Chemours Co.	26,991
64,539	Corteva, Inc.	4,364,773
4,010	Dow, Inc.	91,949
4,123	DuPont de Nemours, Inc.	321,182
629	Eastman Chemical Co.	39,658
3,934	Ecolab, Inc.	1,077,365
495	Element Solutions, Inc.	12,459
3,747	Flotek Industries, Inc.*	54,706
467	FMC Corp.	15,705
643	Hawkins, Inc.	117,489
645	HB Fuller Co.	38,236
11	Huntsman Corp.	99
413	Ingevity Corp.*	22,793
492	Innospec, Inc.	37,963
2,426	International Flavors & Fragrances, Inc.	149,296
1,733	Intrepid Potash, Inc.*	52,995
925	Koppers Holdings, Inc.	25,900
4,414	Kronos Worldwide, Inc.	25,336
25,576	Linde PLC	12,148,600
3,310	LSB Industries, Inc.*	26,083
1,410	LyondellBasell Industries NV Class A	69,146
311	Minerals Technologies, Inc.	19,319
3,126	Mosaic Co.	108,410
151	NewMarket Corp.	125,060
94,523	Origin Materials, Inc.*	49,020
3,124	Orion SA	23,680
5,944	Perimeter Solutions, Inc.*	133,086
2,181	PPG Industries, Inc.	229,245
1,469	PureCycle Technologies, Inc.*	19,317
1	Quaker Chemical Corp.	132
161	Rayonier Advanced Materials, Inc.*	1,162
2,200	Resonac Holdings Corp.	74,506
1,231	RPM International, Inc.	145,110
391	Scotts Miracle-Gro Co.	22,267
1,428	Sensient Technologies Corp.	134,018
18,579	Sherwin-Williams Co.	6,433,165
213	Solesence, Inc.*	686
781	Stepan Co.	37,254
28,659	Trinseo PLC(a)	67,349
3	Westlake Corp.	231

		27,803,695

Commercial Services & Supplies – 0.4%
835	ABM Industries, Inc.	38,510

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
12,919	ACCO Brands Corp.	$ 51,547
1,901	ACV Auctions, Inc. Class A*	18,839
1,122	Brady Corp. Class A	87,550
2,483	BrightView Holdings, Inc.*	33,272
1,142	Brink’s Co.	133,454
1,511	Casella Waste Systems, Inc. Class A*	143,364
1,756	CECO Environmental Corp.*	89,907
423	Cimpress PLC*	26,666
27,138	Cintas Corp.	5,570,346
3,857	Civeo Corp.	88,711
462	Clean Harbors, Inc.*	107,286
3,467	CompX International, Inc.	81,128
20,181	Copart, Inc.*	907,540
6,065	CoreCivic, Inc.*	123,423
3,356	Deluxe Corp.	64,972
9,589	Ennis, Inc.	175,287
1,668	Enviri Corp.*	21,167
5,275	GEO Group, Inc.*	108,085
7,140	Healthcare Services Group, Inc.*	120,166
1,641	HNI Corp.	76,881
4,491	Interface, Inc.	129,970
2,248	LanzaTech Global, Inc.*(a)	55,098
3,194	Liquidity Services, Inc.*	87,611
1,781	MillerKnoll, Inc.	31,595
450	MSA Safety, Inc.	77,432
13,085	NL Industries, Inc.	80,473
2,640	OPENLANE, Inc.*	75,979
30	Perma-Fix Environmental Services, Inc.*	303
5,420	Pitney Bowes, Inc.	61,842
11,441	Quad/Graphics, Inc.	71,621
129	RB Global, Inc.	13,978
20,853	Republic Services, Inc.	4,785,346
6,705	Rollins, Inc.	393,852
4,162	Steelcase, Inc. Class A	71,586
1,664	Tetra Tech, Inc.	55,544
371	UniFirst Corp.	62,027
3,736	Veralto Corp.	398,295
4,343	Vestis Corp.	19,674
7,092	Virco Mfg. Corp.	54,963
31,951	Waste Management, Inc.	7,055,739

		21,651,029

Communications Equipment – 0.4%
5,338	ADTRAN Holdings, Inc.*	50,070
483	Applied Optoelectronics, Inc.*	12,524
71,226	Arista Networks, Inc.*	10,378,341
1,881	Aviat Networks, Inc.*	43,131
31	BK Technologies Corp.*	2,619
1,337	Calix, Inc.*	82,052
1,362	Ciena Corp.*	198,403
55,286	Cisco Systems, Inc.	3,782,668
1,293	Clearfield, Inc.*	44,453

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
8,599	CommScope Holding Co., Inc.*	$ 133,113
647	Digi International, Inc.*	23,590
798	F5, Inc.*	257,906
1,050	Harmonic, Inc.*	10,689
26	Inseego Corp.*	389
268	Lumentum Holdings, Inc.*	43,606
12,972	Motorola Solutions, Inc.	5,931,966
2,454	NETGEAR, Inc.*	79,485
2,406	NetScout Systems, Inc.*	62,147
11,519	Ribbon Communications, Inc.*	43,772
48	Ubiquiti, Inc.	31,708
5,786	Viavi Solutions, Inc.*	73,424

		21,286,056

Construction & Engineering – 0.1%
1,877	AECOM	244,892
3,183	API Group Corp.*	109,400
498	Arcosa, Inc.	46,668
287	Argan, Inc.	77,504
1,794	Bowman Consulting Group Ltd.*	75,994
668	Centuri Holdings, Inc.*	14,142
704	Comfort Systems USA, Inc.	580,927
3,448	Concrete Pumping Holdings, Inc.	24,308
785	Construction Partners, Inc. Class A*	99,695
323	Dycom Industries, Inc.*	94,238
712	EMCOR Group, Inc.	462,472
2,546	Fluor Corp.*	107,110
1,511	Granite Construction, Inc.	165,681
4,441	Great Lakes Dredge & Dock Corp.*	53,248
299	IES Holdings, Inc.*	118,897
414	Limbach Holdings, Inc.*	40,208
1,255	MasTec, Inc.*	267,077
2,069	Matrix Service Co.*	27,063
184	MYR Group, Inc.*	38,277
1,963	NWPX Infrastructure, Inc.*	103,902
1,593	Orion Group Holdings, Inc.*	13,254
2,097	Primoris Services Corp.	287,981
3,130	Quanta Services, Inc.	1,297,135
761	Sterling Infrastructure, Inc.*	258,496
2,272	Tutor Perini Corp.*	149,020
317	Valmont Industries, Inc.	122,910
519	WillScot Holdings Corp.	10,956

		4,891,455

Construction Materials – 0.0%
128	Eagle Materials, Inc.	29,829
1,066	James Hardie Industries PLC*	20,478
886	Knife River Corp.*	68,107

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – (continued)
630	Martin Marietta Materials, Inc.	$ 397,076
2,591	Smith-Midland Corp.*	95,608
275	Titan America SA*(a)	4,109
400	U.S. Lime & Minerals, Inc.	52,620
1,500	Vulcan Materials Co.	461,430

		1,129,257

Consumer Finance – 0.3%
2,830	Ally Financial, Inc.	110,936
30,925	American Express Co.	10,272,048
1,319	Atlanticus Holdings Corp.*	77,267
1,940	Bread Financial Holdings, Inc.	108,194
8,709	Capital One Financial Corp.	1,851,359
9,095	Consumer Portfolio Services, Inc.*	68,667
9	Credit Acceptance Corp.*	4,202
138	Dave, Inc.*	27,510
61	Encore Capital Group, Inc.*	2,546
1,029	Enova International, Inc.*	118,428
10,589	EZCORP, Inc. Class A*	201,615
1,208	FirstCash Holdings, Inc.	191,371
480	Green Dot Corp. Class A*	6,446
195	LendingClub Corp.*	2,962
470	LendingTree, Inc.*	30,423
4,719	Moneylion, Inc.*(b)	425
375	Navient Corp.	4,931
233	Nelnet, Inc. Class A	29,214
468	NerdWallet, Inc. Class A*	5,036
1,753	OneMain Holdings, Inc.	98,974
7,131	Oportun Financial Corp.*	43,998
901	OppFi, Inc.	10,208
599	PRA Group, Inc.*	9,249
1,363	PROG Holdings, Inc.	44,107
2,353	Regional Management Corp.	91,673
3,794	SLM Corp.	105,018
9,963	SoFi Technologies, Inc.*	263,223
5,844	Synchrony Financial	415,216
1,234	Upstart Holdings, Inc.*	62,687
1	Vroom, Inc.*	27
179	World Acceptance Corp.*	30,276

		14,288,236

Consumer Staples Distribution & Retail – 0.7%
9,145	Albertsons Cos., Inc. Class A	160,129
233	Andersons, Inc.	9,276
2,545	BJ’s Wholesale Club Holdings, Inc.*	237,321
704	Casey’s General Stores, Inc.	397,985
2,177	Chefs’ Warehouse, Inc.*	126,984
25,474	Costco Wholesale Corp.	23,579,499
3,150	Dollar General Corp.	325,553
2,549	Dollar Tree, Inc.*	240,549
53	Grocery Outlet Holding Corp.*	851

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
5,258	Guardian Pharmacy Services, Inc. Class A*	$ 137,917
11,742	HF Foods Group, Inc.*	32,408
1,601	Ingles Markets, Inc. Class A	111,366
9,830	Kroger Co.	662,640
3,516	Maplebear, Inc.*	129,248
1,511	Natural Grocers by Vitamin Cottage, Inc.	60,440
2,936	Performance Food Group Co.*	305,461
1,175	PriceSmart, Inc.	142,398
2,621	Sprouts Farmers Market, Inc.*	285,165
10,007	Sysco Corp.	823,976
5,871	Target Corp.	526,629
4,085	U.S. Foods Holding Corp.*	312,993
6,376	United Natural Foods, Inc.*	239,865
3,707	Village Super Market, Inc. Class A	138,494
12,948	Walgreens Boots Alliance, Inc.*(b)	6,862
66,140	Walmart, Inc.	6,816,388
1,541	Weis Markets, Inc.	110,752

		35,921,149

Containers & Packaging – 0.1%
22,289	Amcor PLC	182,324
586	AptarGroup, Inc.	78,325
403	Ardagh Metal Packaging SA	1,608
624	Avery Dennison Corp.	101,194
1,913	Ball Corp.	96,453
22,989	Crown Holdings, Inc.	2,220,508
1,663	Graphic Packaging Holding Co.	32,545
174	Greif, Inc. Class A	10,398
5,562	International Paper Co.	258,077
2,445	Myers Industries, Inc.	41,418
1,508	O-I Glass, Inc.*	19,559
825	Packaging Corp. of America	179,792
680	Sealed Air Corp.	24,038
1,618	Silgan Holdings, Inc.	69,590
4,122	Smurfit WestRock PLC	175,474
732	Sonoco Products Co.	31,542
2,342	TriMas Corp.	90,495

		3,613,340

Distributors – 0.0%
1,225	A-Mark Precious Metals, Inc.	31,691
1,156	Genuine Parts Co.	160,221
3,218	LKQ Corp.	98,278
317	Pool Corp.	98,292
3,011	Weyco Group, Inc.	90,601

		479,083

Diversified Consumer Services – 0.1%
17,448	ADT, Inc.	151,972

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – (continued)
1,256	Adtalem Global Education, Inc.*	$ 193,989
2,977	American Public Education, Inc.*	117,502
634	Bright Horizons Family Solutions, Inc.*	68,833
3,012	Carriage Services, Inc.	134,154
15,651	Chegg, Inc.*	23,633
6,215	Coursera, Inc.*	72,778
4,219	Driven Brands Holdings, Inc.*	67,968
771	Duolingo, Inc.*	248,139
310	European Wax Center, Inc. Class A*	1,237
2,410	Frontdoor, Inc.*	162,169
134	Graham Holdings Co. Class B	157,760
620	Grand Canyon Education, Inc.*	136,102
2,629	H&R Block, Inc.	132,949
3,000	KinderCare Learning Cos., Inc.*	19,920
4,508	Laureate Education, Inc.*	142,182
5,475	Lincoln Educational Services Corp.*	128,662
2,059	Matthews International Corp. Class A	49,993
5,696	Mister Car Wash, Inc.*	30,360
48,207	Nerdy, Inc.*	60,741
2,529	OneSpaWorld Holdings Ltd.	53,463
2,509	Perdoceo Education Corp.	94,489
1,613	Service Corp. International	134,234
349	Strategic Education, Inc.	30,017
1,451	Stride, Inc.*	216,112
2,026	Udemy, Inc.*	14,202
2,148	Universal Technical Institute, Inc.*	69,917
238	WW International, Inc.*	6,512
25	Zspace, Inc.*	25

		2,720,014

Diversified REITs – 0.0%
5,312	Alexander & Baldwin, Inc.	96,625
10,498	Alpine Income Property Trust, Inc.	148,757
2,520	American Assets Trust, Inc.	51,206
12,765	Armada Hoffler Properties, Inc.	89,483
4,527	Broadstone Net Lease, Inc.	80,898
6,237	CTO Realty Growth, Inc.	101,663
2,515	Essential Properties Realty Trust, Inc.	74,846
8,142	Gladstone Commercial Corp.	100,309
9,517	Global Net Lease, Inc.	77,373
18,682	NexPoint Diversified Real Estate Trust	68,937
6,061	One Liberty Properties, Inc.	134,069

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified REITs – (continued)
2,659	WP Carey, Inc.	$ 179,669

		1,203,835

Diversified Telecommunication Services – 0.1%
2,471	Anterix, Inc.*	53,052
3,209	AST SpaceMobile, Inc.*	157,498
104,943	AT&T, Inc.	2,963,590
2,609	ATN International, Inc.	39,057
609	Bandwidth, Inc. Class A*	10,152
1,505	Cogent Communications Holdings, Inc.	57,717
3,735	Frontier Communications Parent, Inc.*	139,502
120	GCI Liberty, Inc. Class A*	4,507
302	GCI Liberty, Inc. Class C*	11,256
1,272	Globalstar, Inc.*	46,288
1,692	IDT Corp. Class B	88,509
392	Iridium Communications, Inc.	6,844
10,919	Liberty Latin America Ltd. Class A*	90,518
11,373	Liberty Latin America Ltd. Class C*	95,988
63,287	Lumen Technologies, Inc.*	387,316
2,012	Shenandoah Telecommunications Co.	27,001
8,973	Uniti Group, Inc.	54,915
60,752	Verizon Communications, Inc.	2,670,050

		6,903,760

Electric Utilities – 0.2%
1,303	ALLETE, Inc.	86,519
2,824	Alliant Energy Corp.	190,366
7,299	American Electric Power Co., Inc.	821,137
3,833	Constellation Energy Corp.	1,261,325
10,789	Duke Energy Corp.	1,335,139
3,260	Edison International	180,213
5,747	Entergy Corp.	535,563
3,111	Evergy, Inc.	236,498
4,217	Eversource Energy	299,997
14,249	Exelon Corp.	641,347
6,895	FirstEnergy Corp.	315,929
3,730	Genie Energy Ltd. Class B	55,763
12,114	Hawaiian Electric Industries, Inc.*	133,739
942	IDACORP, Inc.	124,485
1,279	MGE Energy, Inc.	107,666
27,353	NextEra Energy, Inc.	2,064,878
5,004	NRG Energy, Inc.	810,398
2,730	OGE Energy Corp.	126,317
827	Oklo, Inc.*	92,318
667	Otter Tail Corp.	54,674
26,397	PG&E Corp.	398,067
1,434	Pinnacle West Capital Corp.	128,572
1,653	Portland General Electric Co.	72,732

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
9,997	PPL Corp.	$ 371,489
14,963	Southern Co.	1,418,044
1,972	TXNM Energy, Inc.	111,517
7,718	Xcel Energy, Inc.	622,457

		12,597,149

Electrical Equipment – 0.4%
225	Acuity, Inc.	77,488
864	Allient, Inc.	38,664
432	American Superconductor Corp.*	25,656
2,755	AMETEK, Inc.	517,940
18,046	Amprius Technologies, Inc.*	189,844
372	Array Technologies, Inc.*	3,032
651	Atkore, Inc.	40,844
78,299	Blink Charging Co.*(a)	128,410
2,317	Bloom Energy Corp. Class A*	195,949
1,563	ChargePoint Holdings, Inc.*(a)	17,068
159	Complete Solaria, Inc.*	280
23,936	Eaton Corp. PLC	8,958,048
37,485	Emerson Electric Co.	4,917,282
40,933	Energy Vault Holdings, Inc.*	121,571
164	EnerSys	18,525
1,864	Enovix Corp.*(a)	18,584
4,998	Eos Energy Enterprises, Inc.*(a)	56,927
696	Fluence Energy, Inc.*	7,517
4,099	FuelCell Energy, Inc.*(a)	31,972
6,735	GE Vernova, Inc.	4,141,352
525	Generac Holdings, Inc.*	87,885
2,278	GrafTech International Ltd.*	29,204
406	Hubbell, Inc.	174,706
31,613	Hyliion Holdings Corp.*	62,278
5,667	KULR Technology Group, Inc.*	23,575
4,111	LSI Industries, Inc.	97,061
284	NANO Nuclear Energy, Inc.*	10,951
2,553	NEXTracker, Inc. Class A*	188,896
2,028	NuScale Power Corp.*(a)	73,008
491	nVent Electric PLC	48,432
108	Powell Industries, Inc.	32,919
131	Power Solutions International, Inc.*	12,867
384	Preformed Line Products Co.	75,322
737	Regal Rexnord Corp.	105,715
1,331	Rockwell Automation, Inc.	465,224
1,979	Sensata Technologies Holding PLC	60,458
4,946	SES AI Corp.*	8,260
1,709	Shoals Technologies Group, Inc. Class A*	12,664
93,074	SKYX Platforms Corp.*(a)	104,243
4,829	Stem, Inc.*(a)	84,604
25,689	T1 Energy, Inc.*	56,002

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
2,024	Thermon Group Holdings, Inc.*	$ 54,081
7,325	Vertiv Holdings Co. Class A	1,105,050
264	Vicor Corp.*	13,126

		22,493,484

Electronic Equipment, Instruments & Components – 0.3%
6,441	908Devices,Inc.*	56,423
427	Advanced Energy Industries, Inc.	72,650
347	Aeva Technologies, Inc.*	5,032
29,197	Amphenol Corp. Class A	3,613,129
1,147	Arlo Technologies, Inc.*	19,442
888	Arrow Electronics, Inc.*	107,448
1,604	Avnet, Inc.	83,857
678	Badger Meter, Inc.	121,077
258	Bel Fuse, Inc. Class B	36,383
653	Belden, Inc.	78,536
710	Benchmark Electronics, Inc.	27,371
1,310	CDW Corp.	208,657
811	Climb Global Solutions, Inc.	109,355
10	Cognex Corp.	453
439	Coherent Corp.*	47,289
8,973	Corning, Inc.	736,055
434	Crane NXT Co.	29,108
1,085	CTS Corp.	43,335
1,949	Daktronics, Inc.*	40,773
450	ePlus, Inc.	31,954
8,143	Evolv Technologies Holdings, Inc.*	61,480
409	Fabrinet*	149,130
4,948	Flex Ltd.*	286,836
74	Frequency Electronics, Inc.*	2,509
33,391	Identiv, Inc.*	115,199
457	Insight Enterprises, Inc.*	51,828
390	Itron, Inc.*	48,578
2,168	Jabil, Inc.	470,825
1,913	Keysight Technologies, Inc.*	334,622
808	Kimball Electronics, Inc.*	24,127
1,793	Knowles Corp.*	41,795
44,211	Lightwave Logic, Inc.*(a)	164,023
4	Littelfuse, Inc.	1,036
1,262	Methode Electronics, Inc.	9,528
43,670	MicroVision, Inc.*(a)	54,151
3,521	Mirion Technologies, Inc.*	81,898
28	M-Tron Industries, Inc.*	1,553
1,370	Napco Security Technologies, Inc.	58,841
104	Neonode, Inc.*	363
35	nLight, Inc.*	1,037
444	Novanta, Inc.*	44,467
432	OSI Systems, Inc.*	107,672
575	Ouster, Inc.*	15,554
748	PAR Technology Corp.*	29,606
992	PC Connection, Inc.	61,494

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
855	Plexus Corp.*	$ 123,710
2,697	Powerfleet, Inc. NJ*	14,132
1,283	Ralliant Corp.	56,106
2,930	Red Cat Holdings, Inc.*(a)	30,325
47	Rogers Corp.*	3,782
1,302	Sanmina Corp.*	149,873
355	ScanSource, Inc.*	15,616
50,015	SmartRent, Inc.*	70,521
14,250	TD SYNNEX Corp.	2,333,437
3,712	TE Connectivity PLC	814,895
630	Teledyne Technologies, Inc.*	369,205
2,252	Trimble, Inc.*	183,876
488	TTM Technologies, Inc.*	28,109
1,211	Vishay Precision Group, Inc.*	38,813
55,774	Vontier Corp.	2,340,835
22,819	Vuzix Corp.*(a)	71,423
304	Zebra Technologies Corp. Class A*	90,337

		14,421,474

Energy Equipment & Services – 0.1%
2,763	Archrock, Inc.	72,695
525	Aris Water Solutions, Inc. Class A	12,947
631	Atlas Energy Solutions, Inc.(a)	7,174
13,015	Baker Hughes Co.	634,091
1,419	Bristow Group, Inc.*	51,198
776	Cactus, Inc. Class A	30,629
158	Core Laboratories, Inc.	1,953
5,377	DMC Global, Inc.*	45,436
134	Energy Services of America Corp.	1,387
912	Flowco Holdings, Inc. Class A	13,543
3,879	Forum Energy Technologies, Inc.*	103,608
9,033	Halliburton Co.	222,212
2,081	Helix Energy Solutions Group, Inc.*	13,651
845	Kodiak Gas Services, Inc.	31,240
2,285	Liberty Energy, Inc.	28,197
253	Nabors Industries Ltd.*	10,340
367	National Energy Services Reunited Corp.*	3,765
2,360	Natural Gas Services Group, Inc.	66,056
1	Noble Corp. PLC	28
7,822	NOV, Inc.	103,641
940	Oceaneering International, Inc.*	23,293
3,318	Oil States International, Inc.*	20,107
7,558	Patterson-UTI Energy, Inc.	39,150
6,311	Ranger Energy Services, Inc. Class A	88,606
3,114	RPC, Inc.	14,823
18,582	Schlumberger NV	638,663

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
8,437	SEACOR Marine Holdings, Inc.*	$ 54,756
260	Seadrill Ltd.*	7,855
772	Select Water Solutions, Inc.	8,253
781	Solaris Energy Infrastructure, Inc.	31,217
5,179	TechnipFMC PLC	204,312
15,185	TETRA Technologies, Inc.*	87,314
1,077	Tidewater, Inc.*	57,436
838	Weatherford International PLC	57,344

		2,786,920

Entertainment – 0.8%
2,813	Atlanta Braves Holdings, Inc. Class C*	116,993
76	Atlanta Braves Holdings, Inc. Class A*	3,456
4,726	Cinemark Holdings, Inc.	132,423
16,239	CuriosityStream, Inc.	86,067
3,215	Electronic Arts, Inc.	648,465
7,754	Eventbrite, Inc. Class A*	19,540
12,835	Golden Matrix Group, Inc.*	14,504
488	IMAX Corp.*	15,982
3,430	Liberty Media Corp.-Liberty Formula One Class C*	358,263
415	Liberty Media Corp.-Liberty Formula One Class A*	39,516
701	Liberty Media Corp.-Liberty Live Class C*	67,976
457	Liberty Media Corp.-Liberty Live Class A*	43,095
5,046	Lionsgate Studios Corp.*	34,817
23,899	Live Nation Entertainment, Inc.*	3,905,097
1,741	Madison Square Garden Entertainment Corp.*	78,763
376	Madison Square Garden Sports Corp.*	85,352
6,860	Marcus Corp.	106,399
10,631	Netflix, Inc.*	12,745,719
31,032	Playstudios, Inc.*	29,871
270	Playtika Holding Corp.	1,050
8,398	Reservoir Media, Inc.*	68,360
13,548	ROBLOX Corp. Class A*	1,876,669
750	Roku, Inc.*	75,097
14,624	Skillz, Inc.*(a)	116,992
3,840	Spotify Technology SA*	2,680,320
18,662	Take-Two Interactive Software, Inc.*	4,821,514
1,054	TKO Group Holdings, Inc.	212,866
585	Vivid Seats, Inc. Class A*	9,723
89,458	Walt Disney Co.	10,242,941
327,480	Warner Bros Discovery, Inc.*	6,395,684

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
435	Warner Music Group Corp. Class A	$ 14,816

		45,048,330

Financial Services – 1.6%
21,715	Acacia Research Corp.*	70,574
2,794	Affirm Holdings, Inc.*	204,186
4,042	Alerus Financial Corp.	89,490
8,413	Apollo Global Management, Inc.	1,121,200
1,933	AvidXchange Holdings, Inc.*	19,233
2,906	Banco Latinoamericano de Comercio Exterior SA	133,589
18,898	Berkshire Hathaway, Inc. Class B*	9,500,780
63,535	Block, Inc.*	4,591,674
1,379	Burford Capital Ltd.	16,493
4,342	Cannae Holdings, Inc.	79,502
8,045	Cantaloupe, Inc.*	85,036
3,018	Cass Information Systems, Inc.	118,698
4,335	Corebridge Financial, Inc.	138,937
1,561	Corpay, Inc.*	449,662
2,541	Enact Holdings, Inc.	97,422
7,776	Equitable Holdings, Inc.	394,865
1,875	Essent Group Ltd.	119,175
327	Euronet Worldwide, Inc.*	28,714
2,488	EVERTEC, Inc.	84,045
453	Federal Agricultural Mortgage Corp. Class C	76,095
5,551	Finance of America Cos., Inc. Class A*	124,509
9,258	Fiserv, Inc.*	1,193,634
1,200	Flywire Corp.*	16,248
2,836	Global Payments, Inc.	235,615
5,790	International Money Express, Inc.*	80,886
744	Jack Henry & Associates, Inc.	110,804
1,003	Jackson Financial, Inc. Class A	101,534
1,990	Marqeta, Inc. Class A*	10,507
44,998	Mastercard, Inc. Class A	25,595,312
1,317	Merchants Bancorp	41,881
5,491	MGIC Investment Corp.	155,780
1,197	Mr. Cooper Group, Inc.	252,316
1,851	NCR Atleos Corp.*	72,763
2,201	NMI Holdings, Inc.*	84,386
1,948	Onity Group, Inc.*	77,842
1,244	Pagseguro Digital Ltd. Class A	12,440
599	Paymentus Holdings, Inc. Class A*	18,329
3,151	Payoneer Global, Inc.*	19,064
77,373	PayPal Holdings, Inc.*	5,188,633
16,093	Paysign, Inc.*	101,225

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
683	PennyMac Financial Services, Inc.	$ 84,610
776	Priority Technology Holdings, Inc.*	5,331
3,138	Radian Group, Inc.	113,658
3,593	Remitly Global, Inc.*	58,566
5,215	Repay Holdings Corp.*	27,274
1	Rocket Cos., Inc. Class A	19
12,481	Security National Financial Corp. Class A*	108,210
205	Sezzle, Inc.*	16,304
878	Shift4 Payments, Inc. Class A*	67,957
2,743	StoneCo Ltd. Class A*	51,870
70,623	Toast, Inc. Class A*	2,578,446
333,305	Triller Group, Inc.*(a)	276,676
210	UWM Holdings Corp.	1,279
7,135	Velocity Financial, Inc.*	129,429
94,750	Visa, Inc. Class A	32,345,755
1,377	Voya Financial, Inc.	103,000
323	Walker & Dunlop, Inc.	27,009
9,428	Waterstone Financial, Inc.	147,077
9,212	Western Union Co.	73,604
38	WEX, Inc.*	5,986

		87,135,138

Food Products – 0.1%
4,650	Alico, Inc.	161,169
5,834	Archer-Daniels-Midland Co.	348,523
14,254	B&G Foods, Inc.(a)	63,145
21,037	Beyond Meat, Inc.*(a)	39,760
38,589	BRC, Inc. Class A*	60,199
999	Bunge Global SA	81,169
3,676	Calavo Growers, Inc.	94,620
2,484	Cal-Maine Foods, Inc.	233,744
2,489	Campbell’s Co.	78,603
8,714	Conagra Brands, Inc.	159,553
4,868	Darling Ingredients, Inc.*	150,275
9,620	Dole PLC	129,293
4,898	Flowers Foods, Inc.	63,919
54	Forafric Global PLC*	469
5,614	Fresh Del Monte Produce, Inc.	194,918
156	Freshpet, Inc.*	8,597
7,748	General Mills, Inc.	390,654
17,263	Hain Celestial Group, Inc.*	27,276
1,972	Hershey Co.	368,863
3,726	Hormel Foods Corp.	92,181
1,660	Ingredion, Inc.	202,703
825	J&J Snack Foods Corp.	79,274
1,743	J.M. Smucker Co.	189,290
2,099	John B Sanfilippo & Son, Inc.	134,924
4,522	Kellanova	370,894
13,021	Kraft Heinz Co.	339,067
372	Lamb Weston Holdings, Inc.	21,606
4,504	Lifeway Foods, Inc.*	125,031

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
7,347	Limoneira Co.	$ 109,103
15,460	Mama’s Creations, Inc.*	162,485
522	Marzetti Co.	90,196
3,216	McCormick & Co., Inc.	215,183
4,280	Mission Produce, Inc.*	51,446
17,788	Mondelez International, Inc. Class A	1,111,216
4,562	Pilgrim’s Pride Corp.	185,765
1,521	Post Holdings, Inc.*	163,477
6	Seaboard Corp.	21,882
1,753	Seneca Foods Corp. Class A*	189,219
2,457	Simply Good Foods Co.*	60,983
1,083	SunOpta, Inc.*	6,346
2,336	Tootsie Roll Industries, Inc.	97,925
2,319	TreeHouse Foods, Inc.*	46,867
4,914	Tyson Foods, Inc. Class A	266,830
2,823	Utz Brands, Inc.	34,299
1,663	Vital Farms, Inc.*	68,432
4,269	Westrock Coffee Co.*(a)	20,747

		7,112,120

Gas Utilities – 0.1%
2,077	Atmos Energy Corp.	354,648
994	Chesapeake Utilities Corp.	133,882
5,538	MDU Resources Group, Inc.	98,632
1,486	National Fuel Gas Co.	137,262
1,995	New Jersey Resources Corp.	96,059
2,856	Northwest Natural Holding Co.	128,320
1,380	ONE Gas, Inc.	111,697
5	RGC Resources, Inc.	112
428	Southwest Gas Holdings, Inc.	33,530
1,350	Spire, Inc.	110,052
12,247	Star Group LP	144,882
73,959	UGI Corp.	2,459,876

		3,808,952

Ground Transportation – 0.3%
700	Avis Budget Group, Inc.*	112,403
2,936	Covenant Logistics Group, Inc.	63,594
131,080	CSX Corp.	4,654,651
2,800	FTAI Infrastructure, Inc.	12,208
7,436	Heartland Express, Inc.	62,314
4,492	Hertz Global Holdings, Inc.*(a)	30,546
438	JB Hunt Transport Services, Inc.	58,766
758	Knight-Swift Transportation Holdings, Inc.	29,949
420	Landstar System, Inc.	51,475
5,904	Lyft, Inc. Class A*	129,947
6,491	Marten Transport Ltd.	69,194
2,687	Norfolk Southern Corp.	807,202

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – (continued)
1,790	Old Dominion Freight Line, Inc.	$ 251,996
4,756	PAMT Corp.*	54,218
2,190	Proficient Auto Logistics, Inc.*	15,089
109	RXO, Inc.*	1,676
332	Ryder System, Inc.	62,628
8	Schneider National, Inc. Class B	169
50,797	Uber Technologies, Inc.*	4,976,582
38	U-Haul Holding Co.*	2,169
584	U-Haul Holding Co.	29,726
8,382	Union Pacific Corp.	1,981,253
638	Universal Logistics Holdings, Inc.	14,955
1,571	Werner Enterprises, Inc.	41,349
724	XPO, Inc.*	93,591

		13,607,650

Health Care Equipment & Supplies – 1.3%
84,845	Abbott Laboratories	11,364,139
16,688	Accuray, Inc.*	27,869
384	Align Technology, Inc.*	48,084
3,623	Alphatec Holdings, Inc.*	52,678
7,593	AngioDynamics, Inc.*	84,814
243	Anteris Technologies Global Corp.*	1,094
4,276	Artivion, Inc.*	181,046
2,258	AtriCure, Inc.*	79,595
4,046	Avanos Medical, Inc.*	46,772
9,828	Axogen, Inc.*	175,332
4,489	Baxter International, Inc.	102,215
3,621	Becton Dickinson & Co.	677,743
1,868	Beta Bionics, Inc.*(a)	37,117
4,875	Bioventus, Inc. Class A*	32,614
85,569	Boston Scientific Corp.*	8,354,101
19,551	Butterfly Network, Inc.*	37,733
47,224	Cerus Corp.*	75,086
8,263	ClearPoint Neuro, Inc.*(a)	180,051
503	CONMED Corp.	23,656
1,788	Cooper Cos., Inc.*	122,585
14,164	CVRx, Inc.*	114,303
5,760	Delcath Systems, Inc.*	61,920
3,079	Dentsply Sirona, Inc.	39,073
44,747	Dexcom, Inc.*	3,011,026
6,585	Edwards Lifesciences Corp.*	512,115
6,617	Electromed, Inc.*	162,447
6,253	Embecta Corp.	88,230
318	Enovis Corp.*	9,648
3,858	Envista Holdings Corp.*	78,587
26,758	Fractyl Health, Inc.*	42,545
5,445	GE HealthCare Technologies, Inc.	408,919
644	Glaukos Corp.*	52,518
1,612	Globus Medical, Inc. Class A*	92,319

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
834	Haemonetics Corp.*	$ 40,649
41,391	Hologic, Inc.*	2,793,479
908	ICU Medical, Inc.*	108,924
7,808	IDEXX Laboratories, Inc.*	4,988,453
13,921	Inogen, Inc.*	113,735
338	Inspire Medical Systems, Inc.*	25,080
1,624	Insulet Corp.*	501,378
677	Integer Holdings Corp.*	69,954
24,075	Intuitive Surgical, Inc.*	10,767,062
2,622	iRadimed Corp.	186,582
665	iRhythm Technologies, Inc.*	114,373
1,832	Kestra Medical Technologies Ltd.*(a)	43,528
480	KORU Medical Systems, Inc.*	1,838
2,205	Lantheus Holdings, Inc.*	113,094
1,104	LeMaitre Vascular, Inc.	96,611
106	LENSAR, Inc.*	1,309
336	Lucid Diagnostics, Inc.*	339
703	Masimo Corp.*	103,728
82,416	Medtronic PLC	7,849,300
1,378	Merit Medical Systems, Inc.*	114,691
368	Myomo, Inc.*	328
26,160	Neuronetics, Inc.*	71,417
7,537	NeuroPace, Inc.*	77,706
1,167	Novocure Ltd.*	15,078
2,553	Omnicell, Inc.*	77,739
21,594	OraSure Technologies, Inc.*	69,317
19,462	Orchestra BioMed Holdings, Inc.*	48,266
9,374	Orthofix Medical, Inc.*	137,235
3,397	OrthoPediatrics Corp.*	62,946
78	Outset Medical, Inc.*	1,101
825	Penumbra, Inc.*	208,989
595	PROCEPT BioRobotics Corp.*	21,236
24	Pro-Dex, Inc.*	812
29,663	Pulmonx Corp.*	48,054
200	Pulse Biosciences, Inc.*(a)	3,540
332	QuidelOrtho Corp.*	9,777
2,320	ResMed, Inc.	635,054
2,500	RxSight, Inc.*	22,475
4,592	Sanara Medtech, Inc.*	145,704
4,270	SANUWAVE Health, Inc.*	160,040
16	Semler Scientific, Inc.*	480
78,090	Senseonics Holdings, Inc.*	34,032
4,699	SI-BONE, Inc.*	69,169
20,983	Sight Sciences, Inc.*	72,182
1,865	Solventum Corp.*	136,145
2,342	STAAR Surgical Co.*	62,930
56,424	Stereotaxis, Inc.*	175,479
13,163	STERIS PLC	3,257,053
19,126	Stryker Corp.	7,070,308
6,340	Surmodics, Inc.*	189,503

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
6,960	Tactile Systems Technology, Inc.*	$ 96,326
787	Tandem Diabetes Care, Inc.*	9,554
690	Teleflex, Inc.	84,428
379	TransMedics Group, Inc.*	42,524
17,619	Treace Medical Concepts, Inc.*	118,223
85	UFP Technologies, Inc.*	16,966
3,237	Utah Medical Products, Inc.	203,834
2,635	Zimmer Biomet Holdings, Inc.	259,548
8,370	Zimvie, Inc.*	158,528
34,337	Zynex, Inc.*(a)	49,789

		68,335,896

Health Care Providers & Services – 0.6%
10,163	AdaptHealth Corp.*	90,959
610	Addus HomeCare Corp.*	71,974
3,491	agilon health, Inc.*	3,596
11,251	AirSculpt Technologies, Inc.*(a)	90,233
4,747	Alignment Healthcare, Inc.*	82,835
2,155	AMN Healthcare Services, Inc.*	41,721
4,559	Ardent Health, Inc.*	60,407
1,462	Astrana Health, Inc.*	41,448
4,086	Aveanna Healthcare Holdings, Inc.*	36,243
5,697	BrightSpring Health Services, Inc.*	168,403
4,678	Brookdale Senior Living, Inc.*	39,623
5,282	Cardinal Health, Inc.	829,063
1,614	Castle Biosciences, Inc.*	36,751
4,844	Cencora, Inc.	1,513,895
7,862	Centene Corp.*	280,516
194	Chemed Corp.	86,862
4,079	Cigna Group	1,175,772
18,212	Clover Health Investments Corp.*	55,729
1,673	Community Health Systems, Inc.*	5,370
4,205	Concentra Group Holdings Parent, Inc.	88,011
1,040	CorVel Corp.*	80,517
7,401	Cross Country Healthcare, Inc.*	105,094
18,756	CVS Health Corp.	1,414,015
1,234	DaVita, Inc.*	163,962
28,849	DocGo, Inc.*	39,235
21,996	Elevance Health, Inc.	7,107,347
1,559	Encompass Health Corp.	198,024
6,329	Enhabit, Inc.*	50,695
1,327	Ensign Group, Inc.	229,266
1,890	Fulgent Genetics, Inc.*	42,714

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
515	GeneDx Holdings Corp.*	$ 55,486
1,923	Guardant Health, Inc.*	120,149
13,222	HCA Healthcare, Inc.	5,635,216
1,538	HealthEquity, Inc.*	145,756
1,919	Henry Schein, Inc.*	127,364
2,957	Hims & Hers Health, Inc.*	167,721
1,636	Humana, Inc.	425,638
16,757	InfuSystem Holdings, Inc.*	173,603
7,425	Innovage Holding Corp.*	38,313
11,704	Joint Corp.*	111,656
1,431	Labcorp Holdings, Inc.	410,783
6,803	LifeStance Health Group, Inc.*	37,416
3,187	McKesson Corp.	2,462,085
1,189	Molina Healthcare, Inc.*	227,527
173	Nano-X Imaging Ltd.*	640
317	National HealthCare Corp.	38,519
7,921	National Research Corp.	101,230
139	NeoGenomics, Inc.*	1,073
264	Nutex Health, Inc.*	27,276
668	Oncology Institute, Inc.*	2,331
23,385	OPKO Health, Inc.*	36,247
5,836	Option Care Health, Inc.*	162,007
689	Owens & Minor, Inc.*	3,307
2,696	PACS Group, Inc.*	37,016
11,229	Pediatrix Medical Group, Inc.*	188,086
2,504	Pennant Group, Inc.*	63,151
20,415	Performant Healthcare, Inc.*	157,808
6,447	Premier, Inc. Class A	179,227
4,105	Privia Health Group, Inc.*	102,214
3,622	Progyny, Inc.*	77,945
1,931	Quest Diagnostics, Inc.	368,010
625	RadNet, Inc.*	47,631
4	SBC Medical Group Holdings, Inc.*	17
5,427	Select Medical Holdings Corp.	69,683
2,406	Sonida Senior Living, Inc.*	66,694
3,564	Surgery Partners, Inc.*	77,125
22,589	Talkspace, Inc.*	62,346
1,459	Tenet Healthcare Corp.*	296,235
766	U.S. Physical Therapy, Inc.	65,072
12,718	UnitedHealth Group, Inc.	4,391,525
1,052	Universal Health Services, Inc. Class B	215,071
25,434	Viemed Healthcare, Inc.*	172,697

		31,379,176

Health Care REITs – 0.1%
1,173	Alexandria Real Estate Equities, Inc.	97,758
3,062	American Healthcare REIT, Inc.	128,635
2,987	CareTrust REIT, Inc.	103,589

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care REITs – (continued)
4,475	Community Healthcare Trust, Inc.	$ 68,468
32,518	Diversified Healthcare Trust	143,404
4,021	Global Medical REIT, Inc.	135,548
4,213	Healthcare Realty Trust, Inc.	75,960
6,893	Healthpeak Properties, Inc.	132,001
2,937	LTC Properties, Inc.	108,258
1,420	National Health Investors, Inc.	112,890
2,911	Omega Healthcare Investors, Inc.	122,902
4,917	Sabra Health Care REIT, Inc.	91,653
3,383	Sila Realty Trust, Inc.	84,913
74	Strawberry Fields REIT, Inc.	910
4,022	Universal Health Realty Income Trust	157,542
6,319	Ventas, Inc.	442,267
8,991	Welltower, Inc.	1,601,657

		3,608,355

Health Care Technology – 0.1%
8,069	American Well Corp. Class A*	49,624
87	Claritev Corp.*	4,618
3,056	Doximity, Inc. Class A*	223,546
432	Evolent Health, Inc. Class A*	3,655
3,042	GoodRx Holdings, Inc. Class A*	12,868
6,279	Health Catalyst, Inc.*	17,895
3,597	HealthStream, Inc.	101,579
3,721	LifeMD, Inc.*	25,266
3,087	OptimizeRx Corp.*	63,284
2,646	Phreesia, Inc.*	62,234
637	Schrodinger, Inc.*	12,778
1,641	Simulations Plus, Inc.*	24,730
6,382	Teladoc Health, Inc.*	49,333
5,314	TruBridge, Inc.*	107,183
14,626	Veeva Systems, Inc. Class A*	4,357,232
1,962	Waystar Holding Corp.*	74,399

		5,190,224

Hotel & Resort REITs – 0.0%
2,196	Apple Hospitality REIT, Inc.	26,374
19,474	Braemar Hotels & Resorts, Inc.	53,164
10,729	Chatham Lodging Trust	71,992
6,174	DiamondRock Hospitality Co.	49,145
7,052	Host Hotels & Resorts, Inc.	120,025
3,168	Park Hotels & Resorts, Inc.	35,101
1,972	Pebblebrook Hotel Trust	22,461
3,062	RLJ Lodging Trust	22,046
842	Ryman Hospitality Properties, Inc.	75,435
2,841	Summit Hotel Properties, Inc.	15,597
2,480	Sunstone Hotel Investors, Inc.	23,238

Shares	Description	Value

Common Stocks – (continued)
Hotel & Resort REITs – (continued)
1,225	Xenia Hotels & Resorts, Inc.	$ 16,807

		531,385

Hotels, Restaurants & Leisure – 0.6%
8,845	Accel Entertainment, Inc.*	97,914
9,691	Airbnb, Inc. Class A*	1,176,681
3,371	Aramark	129,446
7,253	Bally’s Corp.*(a)	80,508
234	Biglari Holdings, Inc. Class B*	75,734
863	BJ’s Restaurants, Inc.*	26,347
594	Bloomin’ Brands, Inc.	4,259
2,315	Booking Holdings, Inc.	12,499,310
1,260	Boyd Gaming Corp.	108,927
1,278	Brinker International, Inc.*	161,897
284	Caesars Entertainment, Inc.*	7,675
16,378	Carnival Corp.*	473,488
1,157	Cava Group, Inc.*	69,894
43,768	Century Casinos, Inc.*	114,235
1,097	Cheesecake Factory, Inc.	59,940
31,284	Chipotle Mexican Grill, Inc.*	1,226,020
579	Choice Hotels International, Inc.(a)	61,901
738	Churchill Downs, Inc.	71,593
69	Cracker Barrel Old Country Store, Inc.	3,040
2,747	Darden Restaurants, Inc.	522,919
18,714	Denny’s Corp.*	97,874
1,308	Dine Brands Global, Inc.	32,334
348	Domino’s Pizza, Inc.	150,235
8,499	DoorDash, Inc. Class A*	2,311,643
4,899	DraftKings, Inc. Class A*	183,223
1,824	Dutch Bros, Inc. Class A*	95,468
8,445	El Pollo Loco Holdings, Inc.*	81,917
3,150	Expedia Group, Inc.	673,313
2,285	First Watch Restaurant Group, Inc.*	35,737
3,986	Flutter Entertainment PLC*	1,012,444
5,568	Genius Sports Ltd.*	68,932
3,154	Global Business Travel Group I*	25,484
3,073	Golden Entertainment, Inc.	72,461
2,178	Hilton Grand Vacations, Inc.*	91,062
5,642	Hilton Worldwide Holdings, Inc.	1,463,761
80	Hyatt Hotels Corp. Class A	11,354
11,842	Inspired Entertainment, Inc.*	111,078
2,993	Jack in the Box, Inc.	59,172
109	Krispy Kreme, Inc.	422
71	Kura Sushi USA, Inc. Class A*	4,218
5,414	Las Vegas Sands Corp.	291,219
3,678	Life Time Group Holdings, Inc.*	101,513
655	Light & Wonder, Inc.*	54,981

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,720	Lindblad Expeditions Holdings, Inc.*	$ 34,816
4,912	Marriott International, Inc. Class A	1,279,281
31	Marriott Vacations Worldwide Corp.	2,063
10,302	McDonald’s Corp.	3,130,675
3,590	MGM Resorts International*	124,429
1,346	Monarch Casino & Resort, Inc.	142,461
1,677	Nathan’s Famous, Inc.	185,711
98,318	Noodles & Co.*	62,491
4,569	Norwegian Cruise Line Holdings Ltd.*	112,535
498	Papa John’s International, Inc.	23,979
1,936	Planet Fitness, Inc. Class A*	200,957
3,600	Portillo’s, Inc. Class A*	23,220
7,867	Potbelly Corp.*	134,054
2,944	Pursuit Attractions & Hospitality, Inc.*	106,514
1,719	RCI Hospitality Holdings, Inc.	52,447
10,659	Red Robin Gourmet Burgers, Inc.*	73,121
309	Red Rock Resorts, Inc. Class A	18,868
2,358	Restaurant Brands International, Inc.	151,242
6,104	Royal Caribbean Cruises Ltd.	1,975,132
2,490	Rush Street Interactive, Inc.*	50,995
3,416	Sabre Corp.*	6,251
814	Serve Robotics, Inc.*(a)	9,467
453	Shake Shack, Inc. Class A*	42,405
867	Six Flags Entertainment Corp.*	19,698
15,678	Starbucks Corp.	1,326,359
1,802	Super Group SGHC Ltd.	23,786
1,171	Sweetgreen, Inc. Class A*	9,345
2	Target Hospitality Corp.*	17
1,224	Texas Roadhouse, Inc.	203,368
783	Travel & Leisure Co.	46,581
293	United Parks & Resorts, Inc.*	15,148
472	Vail Resorts, Inc.	70,597
3,562	Viking Holdings Ltd.*	221,414
5,813	Wendy’s Co.	53,247
352	Wingstop, Inc.	88,591
1,490	Wyndham Hotels & Resorts, Inc.	119,051
719	Wynn Resorts Ltd.	92,226
4,876	Xponential Fitness, Inc. Class A*	37,984
4,458	Yum! Brands, Inc.	677,616

		34,949,715

Household Durables – 0.2%
691	Beazer Homes USA, Inc.*	16,964

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
300	Cavco Industries, Inc.*	$ 174,219
74	Century Communities, Inc.	4,689
1,883	Champion Homes, Inc.*	143,805
4,049	Cricut, Inc. Class A	25,468
3,848	DR Horton, Inc.	652,121
82	Dream Finders Homes, Inc. Class A*	2,125
4,058	Ethan Allen Interiors, Inc.	119,549
1,467	Flexsteel Industries, Inc.	67,995
119,038	GoPro, Inc. Class A*	252,361
719	Green Brick Partners, Inc.*	53,105
1,705	Hamilton Beach Brands Holding Co. Class A	24,501
1,266	Helen of Troy Ltd.*	31,903
8,720	Hooker Furnishings Corp.	88,508
65	Hovnanian Enterprises, Inc. Class A*	8,352
319	Installed Building Products, Inc.	78,685
19,317	iRobot Corp.*	69,348
21	KB Home	1,336
1,520	La-Z-Boy, Inc.	52,166
4,360	Legacy Housing Corp.*	119,944
6,820	Leggett & Platt, Inc.	60,562
30,936	Lennar Corp. Class A	3,899,173
1	LGI Homes, Inc.*	52
15,771	Lifetime Brands, Inc.	61,034
1,395	Lovesac Co.*	23,617
583	M/I Homes, Inc.*	84,209
4	Meritage Homes Corp.	290
1,384	Mohawk Industries, Inc.*	178,425
39	NVR, Inc.*	313,352
2,784	PulteGroup, Inc.	367,850
131,971	Purple Innovation, Inc.*	123,287
162	SharkNinja, Inc.*	16,710
2,191	Smith Douglas Homes Corp.*	38,693
4,653	Somnigroup International, Inc.	392,388
2,273	Sonos, Inc.*	35,913
2,314	Taylor Morrison Home Corp.*	152,747
1,487	Toll Brothers, Inc.	205,414
326	TopBuild Corp.*	127,420
23,117	Traeger, Inc.*	28,203
2,707	Tri Pointe Homes, Inc.*	91,957
6,269	Universal Electronics, Inc.*	29,214
1,527	Whirlpool Corp.	120,022

		8,337,676

Household Products – 0.1%
2,658	Central Garden & Pet Co. Class A*	78,491
1,822	Central Garden & Pet Co.*	59,488
3,022	Church & Dwight Co., Inc.	264,818
1,502	Clorox Co.	185,196
15,349	Colgate-Palmolive Co.	1,226,999
3,319	Energizer Holdings, Inc.	82,610

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Products – (continued)
5,788	Kimberly-Clark Corp.	$ 719,680
1,759	Oil-Dri Corp. of America	107,369
32,583	Procter & Gamble Co.	5,006,378
1,136	Reynolds Consumer Products, Inc.	27,798
949	Spectrum Brands Holdings, Inc.	49,851
646	WD-40 Co.	127,650

		7,936,328

Independent Power and Renewable Electricity Producers – 0.0%
23	AES Corp.	303
8	Brookfield Renewable Corp.	275
179	Clearway Energy, Inc. Class C	5,057
196	Clearway Energy, Inc. Class A	5,278
1,351	Hallador Energy Co.*	26,439
13,575	Montauk Renewables, Inc.*	27,286
780	Ormat Technologies, Inc.	75,075
249	Talen Energy Corp.*	105,920
7,887	Vistra Corp.	1,545,221

		1,790,854

Industrial Conglomerates – 0.2%
7,883	3M Co.	1,223,284
95	Brookfield Business Corp. Class A	3,185
36,061	Honeywell International, Inc.	7,590,841

		8,817,310

Industrial REITs – 0.0%
3,402	Americold Realty Trust, Inc.	41,640
383	EastGroup Properties, Inc.	64,827
1,046	First Industrial Realty Trust, Inc.	53,838
14,334	Industrial Logistics Properties Trust	83,567
2	Innovative Industrial Properties, Inc.	107
5	Lineage, Inc.	193
6,791	LXP Industrial Trust	60,847
4,733	Plymouth Industrial REIT, Inc.	105,688
11,976	Prologis, Inc.	1,371,492
367	Rexford Industrial Realty, Inc.	15,087
1,177	STAG Industrial, Inc.	41,536
725	Terreno Realty Corp.	41,144

		1,879,966

Insurance – 0.7%
4,422	Abacus Global Management, Inc.*	25,338
7,386	Aflac, Inc.	825,016
4,050	Allstate Corp.	869,332
3,905	Ambac Financial Group, Inc.*	32,568

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
5,609	American Coastal Insurance Corp.	$ 63,887
1,195	American Financial Group, Inc.	174,135
8,279	American International Group, Inc.	650,233
3,149	AMERISAFE, Inc.	138,052
4,904	Aon PLC Class A	1,748,668
5,305	Arch Capital Group Ltd.	481,323
20,037	Arthur J Gallagher & Co.	6,206,260
909	Assurant, Inc.	196,889
1,248	Assured Guaranty Ltd.	105,643
16,671	Aviva PLC	154,220
2,035	Axis Capital Holdings Ltd.	194,953
797	Baldwin Insurance Group, Inc.*	22,483
2,979	Bowhead Specialty Holdings, Inc.*	80,552
2,489	Brighthouse Financial, Inc.*	132,116
45,526	Brown & Brown, Inc.	4,269,884
2,494	Cincinnati Financial Corp.	394,301
12,521	Citizens, Inc.*(a)	65,735
2,332	CNA Financial Corp.	108,345
3,446	CNO Financial Group, Inc.	136,289
10,672	Crawford & Co. Class A	114,190
7,582	Donegal Group, Inc. Class A	147,015
8,894	eHealth, Inc.*	38,333
2,252	Employers Holdings, Inc.	95,665
140	Erie Indemnity Co. Class A	44,542
670	Everest Group Ltd.	234,654
3,334	F&G Annuities & Life, Inc.	104,254
5,050	Fidelity National Financial, Inc.	305,475
1,608	First American Financial Corp.	103,298
11,805	Genworth Financial, Inc.*	105,065
2,864	Global Indemnity Group LLC Class A	83,199
1,984	Globe Life, Inc.	283,652
487	Goosehead Insurance, Inc. Class A	36,243
7,159	Greenlight Capital Re Ltd. Class A*	90,919
5,998	Hagerty, Inc. Class A*	72,216
4,230	Hamilton Insurance Group Ltd. Class B*	104,904
971	Hanover Insurance Group, Inc.	176,363
4,586	Hartford Insurance Group, Inc.	611,727
607	HCI Group, Inc.	116,502
3,976	Heritage Insurance Holdings, Inc.*	100,116
1,411	Hippo Holdings, Inc.*	51,022
2,515	Horace Mann Educators Corp.	113,603

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
654	Investors Title Co.	$ 175,161
6,469	James River Group Holdings Ltd.	35,903
1,450	Kemper Corp.	74,748
15	Kestrel Group Ltd.*	410
5,482	Kingstone Cos., Inc.	80,585
11,749	Kingsway Financial Services, Inc.*	171,770
466	Kinsale Capital Group, Inc.	198,171
1,200	Lemonade, Inc.*	64,236
4,402	Lincoln National Corp.	177,533
3,195	Loews Corp.	320,746
234	Markel Group, Inc.*	447,258
7,431	Marsh & McLennan Cos., Inc.	1,497,569
26,528	MBIA, Inc.*	197,634
1,108	Mercury General Corp.	93,936
8,336	MetLife, Inc.	686,636
10,766	NI Holdings, Inc.*	145,987
5,799	Old Republic International Corp.	246,284
6,156	Oscar Health, Inc. Class A*	116,533
795	Palomar Holdings, Inc.*	92,816
564	Primerica, Inc.	156,561
3,047	Principal Financial Group, Inc.	252,627
4,467	ProAssurance Corp.*	107,163
32,387	Progressive Corp.	7,997,970
4,818	Prudential Financial, Inc.	499,819
909	Reinsurance Group of America, Inc.	174,646
988	RenaissanceRe Holdings Ltd.	250,883
1,114	RLI Corp.	72,655
295	Root, Inc. Class A*	26,405
2,270	Ryan Specialty Holdings, Inc.	127,937
1,080	Safety Insurance Group, Inc.	76,345
1,311	Selective Insurance Group, Inc.	106,283
1,114	Selectquote, Inc.*	2,183
6,342	SiriusPoint Ltd.*	114,727
1,455	Skyward Specialty Insurance Group, Inc.*	69,200
884	Stewart Information Services Corp.	64,815
3,630	Tiptree, Inc.	69,587
3,445	Travelers Cos., Inc.	961,913
896	Trupanion, Inc.*	38,779
2,147	TWFG, Inc.*	58,914
3,434	United Fire Group, Inc.	104,462
4,308	Universal Insurance Holdings, Inc.	113,300
3,538	Unum Group	275,186
5,212	W.R. Berkley Corp.	399,343
30	White Mountains Insurance Group Ltd.	50,146

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,242	Willis Towers Watson PLC	$ 429,049

		37,633,993

Interactive Media & Services – 3.7%
105,623	Alphabet, Inc. Class C	25,724,482
376,928	Alphabet, Inc. Class A	91,631,197
2,063	Angi, Inc.*	33,545
21,858	Arena Group Holdings, Inc.*	119,563
5,851	Bumble, Inc. Class A*	35,633
1,492	Cargurus, Inc.*	55,547
1,920	Cars.com, Inc.*	23,463
578	EverQuote, Inc. Class A*	13,219
42,427	fuboTV, Inc.*	176,072
2,310	Grindr, Inc.*	34,696
1,617	IAC, Inc.*	55,091
72,191	Match Group, Inc.	2,549,786
427	MediaAlpha, Inc. Class A*	4,859
106,774	Meta Platforms, Inc. Class A	78,412,690
26,707	Nextdoor Holdings, Inc.*	55,818
6,816	Pinterest, Inc. Class A*	219,271
1,654	QuinStreet, Inc.*	25,587
1,946	Reddit, Inc. Class A*	447,561
568	Rumble, Inc.*(a)	4,112
2,407	Shutterstock, Inc.	50,186
398	Snap, Inc. Class A*	3,069
8,352	Taboola.com Ltd.*	28,480
9,469	Teads Holding Co.*	15,624
7,739	Travelzoo*	76,074
638	TripAdvisor, Inc.*	10,374
65,448	TrueCar, Inc.*	120,424
643	Trump Media & Technology Group Corp.*	10,558
7,627	Vimeo, Inc.*	59,109
2,265	Yelp, Inc.*	70,668
1,057	Ziff Davis, Inc.*	40,272
5,047	ZipRecruiter, Inc. Class A*	21,298
2,930	ZoomInfo Technologies, Inc.*	31,966

		200,160,294

IT Services – 0.5%
8,619	Accenture PLC Class A	2,125,445
1,417	Akamai Technologies, Inc.*	107,352
1,747	Amdocs Ltd.	143,341
1,519	Applied Digital Corp.*	34,846
926	ASGN, Inc.*	43,846
10,923	Backblaze, Inc. Class A*	101,366
765	BigBear.ai Holdings, Inc.*(a)	4,988
7,097	Cloudflare, Inc. Class A*	1,522,945
7,016	Cognizant Technology Solutions Corp. Class A	470,563
13,804	Commerce.com, Inc.*	68,882
3,251	CoreWeave, Inc. Class A*	444,899
164	Crexendo, Inc.*	1,066
67	CSP, Inc.	774
732	DigitalOcean Holdings, Inc.*	25,005

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
5,850	DXC Technology Co.*	$ 79,736
12,114	EPAM Systems, Inc.*	1,826,670
1,737	Gartner, Inc.*	456,605
448	Globant SA*	25,706
3,364	GoDaddy, Inc. Class A*	460,296
5,209	Grid Dynamics Holdings, Inc.*	40,161
5,748	Hackett Group, Inc.	109,270
31,234	Information Services Group, Inc.	179,596
44,716	International Business Machines Corp.	12,617,067
2,797	Kyndryl Holdings, Inc.*	83,994
168	MongoDB, Inc.*	52,144
2,579	Okta, Inc.*	236,494
14,180	Rackspace Technology, Inc.*	19,994
7,324	Snowflake, Inc.*	1,651,928
1,946	TSS, Inc.*(a)	35,242
4,525	Tucows, Inc. Class A*	83,961
30,423	Twilio, Inc. Class A*	3,045,038
7,637	Unisys Corp.*	29,784
1,110	VeriSign, Inc.	310,323
653	VTEX Class A*	2,860

		26,442,187

Leisure Products – 0.0%
702	Acushnet Holdings Corp.	55,100
953	Brunswick Corp.	60,268
29,718	Clarus Corp.	104,013
5,200	Escalade, Inc.	65,364
2,292	Funko, Inc. Class A*	7,885
1,246	Hasbro, Inc.	94,509
3,286	JAKKS Pacific, Inc.	61,547
2,918	Johnson Outdoors, Inc. Class A	117,858
3,524	Latham Group, Inc.*	26,818
543	Malibu Boats, Inc. Class A*	17,620
17,966	Marine Products Corp.	159,358
4,144	MasterCraft Boat Holdings, Inc.*	88,930
5,694	Mattel, Inc.*	95,830
13,603	Outdoor Holding Co.*	20,132
9,280	Peloton Interactive, Inc. Class A*	83,520
322	Polaris, Inc.	18,718
9,328	Smith & Wesson Brands, Inc.	91,694
2,996	Sturm Ruger & Co., Inc.	130,236
5,542	Topgolf Callaway Brands Corp.*	52,649
456	YETI Holdings, Inc.*	15,130

		1,367,179

Life Sciences Tools & Services – 0.1%
327	10X Genomics, Inc. Class A*	3,823

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
4,863	Adaptive Biotechnologies Corp.*	$ 72,750
3,040	Agilent Technologies, Inc.	390,184
11,201	Alpha Teknova, Inc.*(a)	69,334
68	Atlantic International Corp.*	207
9,752	Avantor, Inc.*	121,705
1,251	BioLife Solutions, Inc.*	31,913
361	Bio-Rad Laboratories, Inc. Class A*	101,221
32	Bio-Techne Corp.	1,780
10	Bruker Corp.	325
784	Charles River Laboratories International, Inc.*	122,665
37,337	Codexis, Inc.*	91,102
598	CryoPort, Inc.*	5,669
8,334	Danaher Corp.	1,652,299
372	Fortrea Holdings, Inc.*	3,132
28	Ginkgo Bioworks Holdings, Inc.*	408
1,174	ICON PLC*	205,450
1,131	Illumina, Inc.*	107,411
1,900	IQVIA Holdings, Inc.*	360,886
12,468	Lifecore Biomedical, Inc.*	91,765
32,832	MaxCyte, Inc.*	51,875
354	Medpace Holdings, Inc.*	182,013
611	Mesa Laboratories, Inc.	40,943
173	Mettler-Toledo International, Inc.*	212,377
78,420	Nautilus Biotechnology, Inc.*	66,257
4,797	Niagen Bioscience, Inc.*	44,756
57,282	OmniAb, Inc.*	91,651
25,677	Pacific Biosciences of California, Inc.*(a)	32,867
9,084	Personalis, Inc.*	59,228
21,313	Quanterix Corp.*	115,730
10,285	Quantum-Si, Inc.*	14,502
75	Repligen Corp.*	10,025
1,033	Revvity, Inc.	90,542
53,902	Seer, Inc.*	116,967
1,132	Sotera Health Co.*	17,806
10,383	Standard BioTools, Inc.*	13,498
1,210	Tempus AI, Inc.*	97,659
5,052	Thermo Fisher Scientific, Inc.	2,450,321
1,009	Waters Corp.*	302,508
279	West Pharmaceutical Services, Inc.	73,190

		7,518,744

Machinery – 0.4%
24,829	3D Systems Corp.*	72,004
1,836	Aebi Schmidt Holding AG	22,895
602	AGCO Corp.	64,456
5,316	AirJoule Technologies Corp.*(a)	24,932
188	Alamo Group, Inc.	35,889

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
365	Albany International Corp. Class A	$ 19,455
1,301	Allison Transmission Holdings, Inc.	110,429
1,333	Astec Industries, Inc.	64,157
2,752	Atmus Filtration Technologies, Inc.	124,088
689	Blue Bird Corp.*	39,652
6,956	Caterpillar, Inc.	3,319,055
993	Chart Industries, Inc.*	198,749
16,217	CNH Industrial NV	175,954
274	Crane Co.	50,454
1,630	Cummins, Inc.	688,463
3,378	Deere & Co.	1,544,624
—	Desktop Metal, Inc. Class A*(a)	—
1,160	Donaldson Co., Inc.	94,946
3,382	Douglas Dynamics, Inc.	105,721
1,216	Dover Corp.	202,865
5,615	Energy Recovery, Inc.*	86,583
2,450	Enerpac Tool Group Corp.	100,450
57	Enpro, Inc.	12,882
506	Esab Corp.	56,540
613	ESCO Technologies, Inc.	129,410
947	Federal Signal Corp.	112,684
32	Flowserve Corp.	1,700
3,849	Fortive Corp.	188,563
1,040	Franklin Electric Co., Inc.	99,008
3,814	Gates Industrial Corp. PLC*	94,663
3,450	Gencor Industries, Inc.*	50,474
2,532	Gorman-Rupp Co.	117,510
1,460	Graco, Inc.	124,042
1,486	Graham Corp.*	81,581
312	Greenbrier Cos., Inc.	14,405
790	Hillenbrand, Inc.	21,362
2,523	Hillman Solutions Corp.*	23,161
414	Hyster-Yale, Inc.	15,260
444	IDEX Corp.	72,265
4,754	Illinois Tool Works, Inc.	1,239,653
4,240	Ingersoll Rand, Inc.	350,309
559	ITT, Inc.	99,927
846	JBT Marel Corp.	118,821
203	Kadant, Inc.	60,409
1,023	Kennametal, Inc.	21,411
3,308	L.B. Foster Co. Class A*	89,151
282	Lincoln Electric Holdings, Inc.	66,504
569	Lindsay Corp.	79,979
6,334	Luxfer Holdings PLC	88,043
635	Manitowoc Co., Inc.*	6,356
3,238	Mayville Engineering Co., Inc.*	44,555
8,464	Microvast Holdings, Inc.*(a)	32,586
697	Middleby Corp.*	92,652
1,772	Miller Industries, Inc.	71,624

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,587	Mueller Industries, Inc.	$ 160,462
3,762	Mueller Water Products, Inc. Class A	96,006
245	Nordson Corp.	55,603
4,570	Omega Flex, Inc.	142,515
469	Oshkosh Corp.	60,829
4,667	Otis Worldwide Corp.	426,704
6,012	PACCAR, Inc.	591,100
6,923	Palladyne AI Corp.*(a)	59,469
1,661	Parker-Hannifin Corp.	1,259,287
5,308	Park-Ohio Holdings Corp.	112,742
1,735	Pentair PLC	192,169
858	Proto Labs, Inc.*	42,926
309	RBC Bearings, Inc.*	120,600
1,671	REV Group, Inc.	94,696
782	Richtech Robotics, Inc. Class B*	3,355
685	Snap-on, Inc.	237,373
600	SPX Technologies, Inc.*	112,068
417	Standex International Corp.	88,362
1,448	Stanley Black & Decker, Inc.	107,630
2,165	Stratasys Ltd.*	24,248
1,070	Tennant Co.	86,734
583	Terex Corp.	29,908
453	Timken Co.	34,057
182	Titan International, Inc.*	1,376
641	Toro Co.	48,844
1,202	Trinity Industries, Inc.	33,704
551	Watts Water Technologies, Inc. Class A	153,883
2,120	Westinghouse Air Brake Technologies Corp.	424,996
114	Worthington Enterprises, Inc.	6,326
22,741	Xylem, Inc.	3,354,298

		18,985,581

Marine Transportation – 0.0%
7	Costamare Bulkers Holdings Ltd.*	101
2,767	Costamare, Inc.	32,955
6,040	Genco Shipping & Trading Ltd.	107,512
1,632	Global Ship Lease, Inc. Class A	50,102
22,060	Kirby Corp.*	1,840,907
710	Matson, Inc.	69,999
14,837	Pangaea Logistics Solutions Ltd.	75,372
24,175	Safe Bulkers, Inc.	107,337
1,478	Star Bulk Carriers Corp.	27,476

		2,311,761

Media – 0.2%
916	AMC Networks, Inc. Class A*	7,548

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
10,051	Boston Omaha Corp. Class A*	$ 131,467
414	Cable One, Inc.	73,299
17,019	Cardlytics, Inc.*(a)	41,356
1,403	Charter Communications, Inc. Class A*	385,972
45,355	Clear Channel Outdoor Holdings, Inc.	71,661
212,527	Comcast Corp. Class A	6,677,598
781	DoubleVerify Holdings, Inc.*	9,356
5,590	EchoStar Corp. Class A*	426,852
157	Emerald Holding, Inc.	799
42,074	Entravision Communications Corp. Class A	98,033
277	EW Scripps Co. Class A*	681
4,496	Fox Corp. Class A	283,518
3,583	Fox Corp. Class B	205,270
7,434	Gambling.com Group Ltd.*	60,810
3,431	Gannett Co., Inc.*	14,170
4,182	Gray Media, Inc.	24,172
158	Ibotta, Inc. Class A*	4,400
56,487	iHeartMedia, Inc. Class A	162,118
888	Integral Ad Science Holding Corp.*	9,031
3,842	Interpublic Group of Cos., Inc.	107,230
2,453	John Wiley & Sons, Inc. Class A	99,273
1,512	Liberty Broadband Corp. Class C*	96,073
599	Liberty Broadband Corp. Class A*	37,935
1,899	Magnite, Inc.*	41,360
6,444	National CineMedia, Inc.	29,063
1,632	New York Times Co. Class A	93,677
4,717	News Corp. Class A	144,859
1,846	News Corp. Class B	63,779
5,046	Newsmax, Inc.*(a)	62,570
612	Nexstar Media Group, Inc.	121,017
2,219	Omnicom Group, Inc.	180,915
11,439	Paramount Skydance Corp. Class B(a)	216,426
934	PubMatic, Inc. Class A*	7,734
1,803	Scholastic Corp.	49,366
4,682	Sinclair, Inc.	70,698
7,122	Sirius XM Holdings, Inc.	165,765
29	TechTarget, Inc.*	169
5,935	TEGNA, Inc.	120,659
2,703	Thryv Holdings, Inc.*	32,598
7,835	Trade Desk, Inc. Class A*	383,993
25,465	WideOpenWest, Inc.*	131,399

		10,944,669

Metals & Mining – 0.2%
2,880	Alcoa Corp.	94,723

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
479	Alpha Metallurgical Resources, Inc.*	$ 78,599
484	American Battery Technology Co.*	2,352
698	Anglogold Ashanti PLC	49,090
411	Carpenter Technology Corp.	100,917
591	Century Aluminum Co.*	17,352
4,186	Coeur Mining, Inc.*	78,529
1,643	Commercial Metals Co.	94,111
2,347	Compass Minerals International, Inc.*	45,062
594	Constellium SE*	8,839
97	Contango ORE, Inc.*	2,418
26,654	Critical Metals Corp.*(a)	165,788
16,674	Dakota Gold Corp.*	75,867
1,805	Elevra Lithium Ltd. ADR*	43,338
7,048	Evraz PLC*(b)	—
107,160	Freeport-McMoRan, Inc.	4,202,815
1,608	Hecla Mining Co.	19,457
142	Idaho Strategic Resources, Inc.*	4,798
829	Ivanhoe Electric, Inc.*	10,404
268	Kaiser Aluminum Corp.	20,679
314	Lifezone Metals Ltd.*	1,721
69	Materion Corp.	8,336
4,005	McEwen, Inc.*	68,486
1,998	Metallus, Inc.*	33,027
947	MP Materials Corp.*	63,515
82,075	Newmont Corp.	6,919,743
586	NioCorp Developments Ltd.*	3,915
2,625	Novagold Resources, Inc.*	23,100
2,106	Nucor Corp.	285,216
1,672	Olympic Steel, Inc.	50,913
1,328	Perpetua Resources Corp.*	26,866
2,360	Ramaco Resources, Inc. Class B	39,766
402	Ramaco Resources, Inc. Class A*	13,342
716	Reliance, Inc.	201,074
786	Royal Gold, Inc.	157,656
2,233	Ryerson Holding Corp.	51,046
75	Southern Copper Corp.	9,201
1,328	Steel Dynamics, Inc.	185,163
5,186	SunCoke Energy, Inc.	42,318
11,169	Tredegar Corp.*	89,687
18,595	U.S. Antimony Corp.*	115,289
125	U.S. Gold Corp.*	2,060
18	U.S. Goldmining, Inc.*	231
454	Vox Royalty Corp.	1,952
1	Warrior Met Coal, Inc.	64
260	Worthington Steel, Inc.	7,901

		13,516,726

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 0.1%
9	ACRES Commercial Realty Corp.*	$ 190
11,258	Adamas Trust, Inc.	78,468
13,139	AGNC Investment Corp.	128,631
14,815	Angel Oak Mortgage REIT, Inc.	138,817
9,486	Annaly Capital Management, Inc.	191,712
8,519	Apollo Commercial Real Estate Finance, Inc.	86,297
5,393	Arbor Realty Trust, Inc.	65,849
20,611	ARES Commercial Real Estate Corp.	92,956
5,524	ARMOUR Residential REIT, Inc.	82,529
3,389	Blackstone Mortgage Trust, Inc. Class A	62,392
15,923	BrightSpire Capital, Inc.	86,462
5,877	Chimera Investment Corp.	77,694
8,285	Dynex Capital, Inc.	101,823
7,894	Ellington Financial, Inc.	102,464
7,863	Franklin BSP Realty Trust, Inc.	85,392
28,446	Granite Point Mortgage Trust, Inc.	85,338
14,186	Invesco Mortgage Capital, Inc.	107,246
8,075	KKR Real Estate Finance Trust, Inc.	72,675
7,976	Ladder Capital Corp.	87,018
7,791	MFA Financial, Inc.	71,599
9,317	Nexpoint Real Estate Finance, Inc.	132,115
14,965	Orchid Island Capital, Inc.	104,905
7,592	PennyMac Mortgage Investment Trust	93,078
7,898	Ready Capital Corp.	30,565
12,346	Redwood Trust, Inc.	71,483
12,863	Rithm Capital Corp.	146,510
48,216	Rithm Property Trust, Inc.	121,504
4,308	Starwood Property Trust, Inc.	83,446
12,056	TPG RE Finance Trust, Inc.	103,199
8,705	Two Harbors Investment Corp.	85,918

		2,778,275

Multi-Utilities – 0.1%
3,529	Ameren Corp.	368,357
2,360	Avista Corp.	89,232
1,412	Black Hills Corp.	86,965
8,252	CenterPoint Energy, Inc.	320,178
3,697	CMS Energy Corp.	270,842
5,000	Consolidated Edison, Inc.	502,600
10,481	Dominion Energy, Inc.	641,123
2,726	DTE Energy Co.	385,538

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
6,021	NiSource, Inc.	$ 260,709
1,724	Northwestern Energy Group, Inc.	101,044
6,033	Public Service Enterprise Group, Inc.	503,514
7,593	Sempra	683,218
2,401	Unitil Corp.	114,912
4,429	WEC Energy Group, Inc.	507,519

		4,835,751

Office REITs – 0.0%
6,479	Brandywine Realty Trust	27,018
1,579	BXP, Inc.	117,383
14,749	City Office REIT, Inc.	102,653
2,367	COPT Defense Properties	68,785
3,031	Cousins Properties, Inc.	87,717
3,616	Douglas Emmett, Inc.	56,301
2,609	Easterly Government Properties, Inc.	59,824
3,775	Empire State Realty Trust, Inc. Class A	28,917
28,764	Franklin Street Properties Corp.	46,022
1,926	Highwoods Properties, Inc.	61,285
2,802	JBG SMITH Properties	62,345
1,354	Kilroy Realty Corp.	57,207
3,402	NET Lease Office Properties	100,903
9,241	Orion Properties, Inc.	24,951
6,523	Paramount Group, Inc.*	42,660
5,910	Peakstone Realty Trust	77,539
4,526	Piedmont Realty Trust, Inc.	40,734
12,522	Postal Realty Trust, Inc. Class A	196,470
150	SL Green Realty Corp.	8,972
2,959	Vornado Realty Trust	119,928

		1,387,614

Oil, Gas & Consumable Fuels – 0.7%
33,191	Aemetis, Inc.*(a)	74,680
17,283	Amplify Energy Corp.*	90,736
3,895	Antero Midstream Corp.	75,719
3,072	Antero Resources Corp.*	103,096
6,436	APA Corp.	156,266
4,864	Ardmore Shipping Corp.	57,736
7,251	Berry Corp.	27,409
1,715	California Resources Corp.	91,204
90	Calumet, Inc.*	1,642
256	Centrus Energy Corp. Class A*	79,378
4,223	Cheniere Energy, Inc.	992,321
25,383	Chevron Corp.	3,941,726
3	Chord Energy Corp.	298
2,174	Civitas Resources, Inc.	70,655
3,034	CNX Resources Corp.*	97,452
1,741	Comstock Resources, Inc.*	34,524

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
17,001	ConocoPhillips	$ 1,608,125
412	Core Natural Resources, Inc.	34,394
7,394	Coterra Energy, Inc.	174,868
350	CVR Energy, Inc.*	12,768
688	Delek U.S. Holdings, Inc.	22,202
3,220	Devon Energy Corp.	112,893
3,623	DHT Holdings, Inc.	43,295
1,243	Diamondback Energy, Inc.	177,873
363	Dorian LPG Ltd.	10,817
1,068	DT Midstream, Inc.	120,748
14,159	Empire Petroleum Corp.*(a)	63,999
629	Energy Fuels, Inc.*	9,655
7,404	EOG Resources, Inc.	830,136
18	Epsilon Energy Ltd.	91
7,348	EQT Corp.	399,952
26,348	Evolution Petroleum Corp.	126,997
730	Excelerate Energy, Inc. Class A	18,389
2,490	Expand Energy Corp.	264,538
176,101	Exxon Mobil Corp.	19,855,388
2,712	FLEX LNG Ltd.*(a)	68,342
3,289	Frontline PLC(a)	74,956
29,037	FutureFuel Corp.	112,664
48,608	Gevo, Inc.*(a)	95,272
809	Golar LNG Ltd.	32,692
13,344	Granite Ridge Resources, Inc.	72,191
3,766	Green Plains, Inc.*	33,103
262	Gulfport Energy Corp.*	47,417
1,119	HF Sinclair Corp.	58,568
3,919	Infinity Natural Resources, Inc. Class A*	51,378
344	International Seaways, Inc.	15,851
26,143	Kinder Morgan, Inc.	740,108
362	Kinetik Holdings, Inc.	15,472
84	Kolibri Global Energy, Inc.*	466
212	Lightbridge Corp.*	4,497
1,178	Magnolia Oil & Gas Corp. Class A	28,119
4,002	Marathon Petroleum Corp.	771,345
1,857	Matador Resources Co.	83,435
3,395	Murphy Oil Corp.	96,452
2,821	Navigator Holdings Ltd.	43,697
1,513	NextDecade Corp.*	10,273
9,655	NextNRG, Inc.*	17,669
34,484	Nordic American Tankers Ltd.	108,280
2	Northern Oil & Gas, Inc.	50
8,727	Occidental Petroleum Corp.	412,351
7,674	ONEOK, Inc.	559,972
3,941	Ovintiv, Inc.	159,138
173	Par Pacific Holdings, Inc.*	6,128
3,991	Peabody Energy Corp.	105,841
2,729	Permian Resources Corp.	34,931
5,210	Phillips 66	708,664
585	PrimeEnergy Resources Corp.*	97,713

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
822	Range Resources Corp.	$ 30,940
3,662	REX American Resources Corp.*	112,130
935	Riley Exploration Permian, Inc.	25,348
35,082	Ring Energy, Inc.*	38,239
1,042	Sable Offshore Corp.*	18,193
11,569	SandRidge Energy, Inc.	130,498
1,396	Scorpio Tankers, Inc.	78,246
7,133	SFL Corp. Ltd.	53,711
1	SM Energy Co.	25
2,554	Summit Midstream Corp.*	52,459
5,879	Talos Energy, Inc.*	56,380
2,890	Tamboran Resources Corp.*	79,128
4,929	Targa Resources Corp.	825,805
6,691	Teekay Corp. Ltd.	54,732
1,051	Teekay Tankers Ltd. Class A	53,128
386	Texas Pacific Land Corp.	360,385
2,806	Tsakos Energy Navigation Ltd.	62,349
4,816	Uranium Energy Corp.*	64,245
51,516	Ur-Energy, Inc.*	92,214
23,156	VAALCO Energy, Inc.	93,087
4,022	Valero Energy Corp.	684,786
2,128	Venture Global, Inc. Class A(a)	30,196
47	Verde Clean Fuels, Inc.*	143
180	Viper Energy, Inc. Class A	6,880
4,170	Vitesse Energy, Inc.	96,869
42,706	W&T Offshore, Inc.(a)	77,725
16,748	Williams Cos., Inc.	1,060,986
2,602	World Kinect Corp.	67,522

		38,755,354

Paper & Forest Products – 0.0%
699	Clearwater Paper Corp.*	14,511
410	Louisiana-Pacific Corp.	36,424
1,034	Magnera Corp.*	12,119
772	Sylvamo Corp.	34,138

		97,192

Passenger Airlines – 0.0%
2,680	Alaska Air Group, Inc.*	133,410
660	Allegiant Travel Co.*	40,108
10,892	American Airlines Group, Inc.*	122,426
190	Copa Holdings SA Class A	22,576
7,896	Delta Air Lines, Inc.	448,098
647	Frontier Group Holdings, Inc.*	2,857
6,947	Joby Aviation, Inc.*	112,125
1,018	SkyWest, Inc.*	102,431
5,043	Southwest Airlines Co.	160,922
16,162	Strata Critical Medical, Inc.*	81,780

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Passenger Airlines – (continued)
2,057	Sun Country Airlines Holdings, Inc.*	$ 24,293
4,858	United Airlines Holdings, Inc.*	468,797

		1,719,823

Personal Products – 0.0%
5,838	Beauty Health Co.*	11,618
885	BellRing Brands, Inc.*	32,170
14,178	Coty, Inc. Class A*	57,279
2,488	Edgewell Personal Care Co.	50,656
10	elf Beauty, Inc.*	1,325
752	Estee Lauder Cos., Inc. Class A	66,266
44	FitLife Brands, Inc.*	875
3,164	Herbalife Ltd.*	26,704
14,444	Honest Co., Inc.*	53,154
504	Interparfums, Inc.	49,583
26,129	Kenvue, Inc.	424,074
7,610	Lifevantage Corp.(a)	74,045
7,577	Medifast, Inc.*	103,577
6,031	Nature’s Sunshine Products, Inc.*	93,601
2,136	Nu Skin Enterprises, Inc. Class A	26,038
35,040	Olaplex Holdings, Inc.*	45,902
1,992	USANA Health Sciences, Inc.*	54,880
12,408	Waldencast PLC Class A*(a)	24,568

		1,196,315

Pharmaceuticals – 0.8%
39,316	Aclaris Therapeutics, Inc.*	74,700
19,653	Alto Neuroscience, Inc.*	79,005
4,464	Alumis, Inc.*(a)	17,811
7,053	Amneal Pharmaceuticals, Inc.*	70,601
976	Amphastar Pharmaceuticals, Inc.*	26,010
13,817	Amylyx Pharmaceuticals, Inc.*	187,773
927	ANI Pharmaceuticals, Inc.*	84,913
20,693	Aquestive Therapeutics, Inc.*	115,674
75	Arvinas, Inc.*	639
65,696	Assertio Holdings, Inc.*	57,865
6,536	ATAI Life Sciences NV*(a)	34,575
28,685	Atea Pharmaceuticals, Inc.*	83,187
6,434	Avadel Pharmaceuticals PLC*	98,247
1,090	Axsome Therapeutics, Inc.*	132,381
98	Biote Corp. Class A*	294
34,550	Bristol-Myers Squibb Co.	1,558,205
18,235	Cassava Sciences, Inc.*(a)	53,064
2,060	Collegium Pharmaceutical, Inc.*	72,079

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
12,869	Contineum Therapeutics, Inc. Class A*	$ 151,211
2,331	Corcept Therapeutics, Inc.*	193,729
6,047	CorMedix, Inc.*(a)	70,327
1,025	Crinetics Pharmaceuticals, Inc.*	42,691
825	Edgewise Therapeutics, Inc.*	13,382
9,033	Elanco Animal Health, Inc.*	181,925
20,873	Eli Lilly & Co.	15,926,099
630	Enliven Therapeutics, Inc.*	12,896
37,838	Esperion Therapeutics, Inc.*	100,271
6,623	Eton Pharmaceuticals, Inc.*	143,918
8,212	Evolus, Inc.*	50,422
1,785	EyePoint Pharmaceuticals, Inc.*	25,418
47	Fulcrum Therapeutics, Inc.*	432
1,967	Harmony Biosciences Holdings, Inc.*	54,211
1,697	Harrow, Inc.*	81,761
48,197	Ikena Oncology, Inc.*(b)	—
1,947	Indivior PLC*	46,942
5,965	Innoviva, Inc.*	108,861
1,200	Jazz Pharmaceuticals PLC*	158,160
33,842	Johnson & Johnson	6,274,984
137	Journey Medical Corp.*	975
1,425	LENZ Therapeutics, Inc.*	66,377
537	Ligand Pharmaceuticals, Inc.*	95,124
726	Liquidia Corp.*	16,509
1,837	Maze Therapeutics, Inc.*(a)	47,633
4,341	MBX Biosciences, Inc.*	75,968
81	MediWound Ltd.*	1,460
34,531	Merck & Co., Inc.	2,898,187
2,224	Mind Medicine MindMed, Inc.*	26,221
5,906	Nektar Therapeutics*	336,051
47,379	Neumora Therapeutics, Inc.*	86,230
224	Nuvation Bio, Inc.*	829
4,875	Ocular Therapeutix, Inc.*	56,989
25,058	Omeros Corp.*(a)	102,738
8,640	Organon & Co.	92,275
3,022	Pacira BioSciences, Inc.*	77,877
2,198	Perrigo Co. PLC	48,949
323,486	Pfizer, Inc.	8,242,423
9,038	Phathom Pharmaceuticals, Inc.*(a)	106,377
1,673	Phibro Animal Health Corp. Class A	67,690
24,542	Pliant Therapeutics, Inc.*	36,322
1,445	Prestige Consumer Healthcare, Inc.*	90,168
7,156	Royalty Pharma PLC Class A	252,464
22,737	scPharmaceuticals, Inc.*	128,919
4,022	Septerna, Inc.*(a)	75,654
5,522	SIGA Technologies, Inc.	50,526

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
2,717	Supernus Pharmaceuticals, Inc.*	$ 129,845
1,934	Tarsus Pharmaceuticals, Inc.*	114,938
7,637	Terns Pharmaceuticals, Inc.*	57,354
4,425	Theravance Biopharma, Inc.*	64,605
7,399	Third Harmonic Bio, Inc.*(b)	—
7,942	Trevi Therapeutics, Inc.*	72,669
2,230	Tvardi Therapeutics, Inc.*(a)	86,903
17,145	Ventyx Biosciences, Inc.*	53,321
11,466	Veru, Inc.*(a)	43,571
23,303	Viatris, Inc.	230,700
1,122	WaVe Life Sciences Ltd.*	8,213
25,830	Xeris Biopharma Holdings, Inc.*	210,256
12,041	Zevra Therapeutics, Inc.*	114,510
9,835	Zoetis, Inc.	1,439,057

		42,091,540

Professional Services – 0.2%
5,692	Acuren Corp.*	75,761
119	Alight, Inc. Class A	388
578	Amentum Holdings, Inc.*	13,843
10,550	Asure Software, Inc.*	86,510
9,849	Automatic Data Processing, Inc.	2,890,681
3,855	Barrett Business Services, Inc.	170,854
2,331	BlackSky Technology, Inc.*	46,970
2,712	Booz Allen Hamilton Holding Corp.	271,064
2,713	Broadridge Financial Solutions, Inc.	646,155
374	CACI International, Inc. Class A*	186,544
623	CBIZ, Inc.*	32,994
24,982	Clarivate PLC*	95,681
2,221	Concentrix Corp.	102,499
17,256	Conduent, Inc.*	48,317
516	CRA International, Inc.	107,601
2,021	CSG Systems International, Inc.	130,112
485	Dayforce, Inc.*	33,412
8,417	DLH Holdings Corp.*	47,556
1,635	Equifax, Inc.	419,427
4,255	ExlService Holdings, Inc.*	187,348
1,532	Exponent, Inc.	106,443
615	First Advantage Corp.*	9,465
7,817	FiscalNote Holdings, Inc.*(a)	36,193
9,017	Forrester Research, Inc.*	95,580
3,630	Franklin Covey Co.*	70,458
278	FTI Consulting, Inc.*	44,939
1,807	Heidrick & Struggles International, Inc.	89,934
7,676	HireQuest, Inc.	73,843
975	Huron Consulting Group, Inc.*	143,101

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
4,385	IBEX Holdings Ltd.*	$ 177,680
509	ICF International, Inc.	47,235
477	Innodata, Inc.*	36,762
900	Insperity, Inc.	44,280
1,368	Jacobs Solutions, Inc.	205,008
1,005	KBR, Inc.	47,526
4,820	Kelly Services, Inc. Class A	63,238
2,469	Kforce, Inc.	74,021
991	Korn Ferry	69,350
1,324	Legalzoom.com, Inc.*	13,743
1,835	Leidos Holdings, Inc.	346,742
463	ManpowerGroup, Inc.	17,548
1,404	Maximus, Inc.	128,283
10,403	Mistras Group, Inc.*	102,365
1,133	Parsons Corp.*	93,948
5,290	Paychex, Inc.	670,560
855	Paycom Software, Inc.	177,960
910	Paylocity Holding Corp.*	144,936
4,239	Planet Labs PBC*	55,022
56	RCM Technologies, Inc.*	1,487
3,001	Resolute Holdings Management, Inc.*	216,522
24,259	Resources Connection, Inc.	122,508
803	Robert Half, Inc.	27,286
1,010	Science Applications International Corp.	100,364
3,604	Skillsoft Corp.*	46,924
5,614	Spire Global, Inc.*(a)	61,698
3,210	SS&C Technologies Holdings, Inc.	284,920
8	TaskUS, Inc. Class A*	143
1,692	TransUnion	141,756
631	TriNet Group, Inc.	42,208
12,143	TrueBlue, Inc.*	74,437
5,174	TTEC Holdings, Inc.*	17,385
1,133	UL Solutions, Inc. Class A	80,284
5,874	Upwork, Inc.*	109,080
2,768	Verisk Analytics, Inc.	696,180
3,330	Verra Mobility Corp.*	82,251
1,392	Willdan Group, Inc.*	134,592
1,141	WNS Holdings Ltd.*	87,024

		11,106,929

Real Estate Management & Development – 0.1%
4,548	Anywhere Real Estate, Inc.*	48,163
4,649	CBRE Group, Inc. Class A*	732,496
23,050	Compass, Inc. Class A*	185,091
4,716	CoStar Group, Inc.*	397,889
31,752	Douglas Elliman, Inc.*	90,811
1,913	eXp World Holdings, Inc.	20,393
27,421	Five Point Holdings LLC Class A*	168,091
1,701	Forestar Group, Inc.*	45,230
5,396	FRP Holdings, Inc.*	131,447

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
331	Howard Hughes Holdings, Inc.*	$ 27,198
914	Jones Lang LaSalle, Inc.*	272,628
8,046	Kennedy-Wilson Holdings, Inc.	66,943
359	Landbridge Co. LLC Class A	19,153
3,172	Marcus & Millichap, Inc.	93,098
5,246	Maui Land & Pineapple Co., Inc.*	97,785
488	Newmark Group, Inc. Class A	9,101
4,296	RE/MAX Holdings, Inc. Class A*	40,511
10,970	Real Brokerage, Inc.*	45,855
6,818	RMR Group, Inc. Class A	107,247
2,631	Seaport Entertainment Group, Inc.*	60,303
35,946	Seritage Growth Properties Class A*	152,770
1,791	St. Joe Co.	88,619
15,554	Star Holdings*	128,009
3,836	Stratus Properties, Inc.*	81,170
9,254	Tejon Ranch Co.*	147,879
2,918	Transcontinental Realty Investors, Inc.*(a)	134,607
1,536	Zillow Group, Inc. Class C*	118,349
553	Zillow Group, Inc. Class A*	41,165

		3,552,001

Residential REITs – 0.0%
3,947	American Homes 4 Rent Class A	131,238
15,571	Apartment Investment & Management Co. Class A	123,478
1,676	AvalonBay Communities, Inc.	323,753
8,581	BRT Apartments Corp.	134,379
1,459	Camden Property Trust	155,792
1,655	Centerspace	97,480
11	Clipper Realty, Inc.	42
5,499	Elme Communities	92,713
1,526	Equity LifeStyle Properties, Inc.	92,628
3,955	Equity Residential	256,007
641	Essex Property Trust, Inc.	171,570
3,185	Independence Realty Trust, Inc.	52,202
5,009	Invitation Homes, Inc.	146,914
1,470	Mid-America Apartment Communities, Inc.	205,403
2,710	NexPoint Residential Trust, Inc.	87,316
1,990	Sun Communities, Inc.	256,710
2,707	UDR, Inc.	100,863
7,838	UMH Properties, Inc.	116,394

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – (continued)
4,932	Veris Residential, Inc.	$ 74,966

		2,619,848

Retail REITs – 0.1%
3,027	Acadia Realty Trust	60,994
1,549	Agree Realty Corp.	110,041
538	Alexander’s, Inc.	126,156
4,534	Brixmor Property Group, Inc.	125,501
3,393	CBL & Associates Properties, Inc.	103,758
3,001	Curbline Properties Corp.	66,922
430	Federal Realty Investment Trust	43,563
17,133	FrontView REIT, Inc.	234,894
3,498	Getty Realty Corp.	93,851
2,803	InvenTrust Properties Corp.	80,222
7,659	Kimco Realty Corp.	167,349
1,807	Kite Realty Group Trust	40,296
5,285	NETSTREIT Corp.	95,447
1,827	NNN REIT, Inc.	77,775
2,075	Phillips Edison & Co., Inc.	71,235
12,160	Realty Income Corp.	739,206
1,981	Regency Centers Corp.	144,415
3,284	Saul Centers, Inc.	104,661
4,723	Simon Property Group, Inc.	886,365
4,718	SITE Centers Corp.	42,509
3,016	Tanger, Inc.	102,062
3,267	Urban Edge Properties	66,876
9,374	Whitestone REIT	115,113

		3,699,211

Semiconductors & Semiconductor Equipment – 3.8%
31,091	Advanced Micro Devices, Inc.*	5,030,213
2,960	Aehr Test Systems*(a)	89,126
14	Aeluma, Inc.*	225
461	Ambarella, Inc.*	38,042
6,045	Analog Devices, Inc.	1,485,256
12,892	Applied Materials, Inc.	2,639,508
1,811	Astera Labs, Inc.*	354,594
11,315	Atomera, Inc.*(a)	50,012
27	Axcelis Technologies, Inc.*	2,636
14,643	AXT, Inc.*	65,747
116,846	Broadcom, Inc.	38,548,664
2,964	CEVA, Inc.*	78,279
278	Cirrus Logic, Inc.*	34,831
560	Cohu, Inc.*	11,385
1,658	Credo Technology Group Holding Ltd.*	241,421
2,626	Enphase Energy, Inc.*	92,934
282	Entegris, Inc.	26,074
17,413	First Solar, Inc.*	3,840,089
659	FormFactor, Inc.*	24,001
79,839	GCT Semiconductor Holding, Inc.*(a)	121,355

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
871	GLOBALFOUNDRIES, Inc.*	$ 31,217
294	Impinj, Inc.*	53,141
842	indie Semiconductor, Inc. Class A*	3,427
48,998	Intel Corp.*	1,643,883
9,481	KLA Corp.	10,226,207
54,801	Kopin Corp.*	133,166
345	Kulicke & Soffa Industries, Inc.	14,021
89,653	Lam Research Corp.	12,004,537
1,326	Lattice Semiconductor Corp.*	97,222
231	MACOM Technology Solutions Holdings, Inc.*	28,757
8,908	Marvell Technology, Inc.	748,896
119	MaxLinear, Inc.*	1,914
2,706	Microchip Technology, Inc.	173,779
13,068	Micron Technology, Inc.	2,186,538
335	MKS, Inc.	41,463
834	Monolithic Power Systems, Inc.	767,814
254	Navitas Semiconductor Corp.*(a)	1,834
1,929	NVE Corp.	125,906
595,071	NVIDIA Corp.	111,028,347
2,908	ON Semiconductor Corp.*	143,393
124	Onto Innovation, Inc.*	16,023
2,931	PDF Solutions, Inc.*	75,678
404	Penguin Solutions, Inc.*	10,617
97	Photronics, Inc.*	2,226
831	Power Integrations, Inc.	33,415
898	Qorvo, Inc.*	81,790
17,265	QUALCOMM, Inc.	2,872,205
1,222	Rambus, Inc.*	127,332
4,018	Rigetti Computing, Inc.*	119,696
987	Semtech Corp.*	70,521
365	Silicon Laboratories, Inc.*	47,862
265	SiTime Corp.*	79,847
297	SkyWater Technology, Inc.*	5,542
1,563	Skyworks Solutions, Inc.	120,320
39	Synaptics, Inc.*	2,665
398	Teradyne, Inc.	54,781
54,478	Texas Instruments, Inc.	10,009,243
35	Ultra Clean Holdings, Inc.*	954
1	Universal Display Corp.	144

		205,960,715

Software – 5.1%
15,974	8x8, Inc.*	33,865
6,261	A10 Networks, Inc.	113,637
3,121	ACI Worldwide, Inc.*	164,695
1,078	Adeia, Inc.	18,110
29,960	Adobe, Inc.*	10,568,390
318	Agilysys, Inc.*	33,470
178	Airship AI Holdings, Inc.*	920
1,288	Alarm.com Holdings, Inc.*	68,367

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
1,455	Alkami Technology, Inc.*	$ 36,142
3,358	Amplitude, Inc. Class A*	35,998
307	Appfolio, Inc. Class A*	84,628
1,407	Appian Corp. Class A*	43,012
5,876	AppLovin Corp. Class A*	4,222,141
12,507	Arteris, Inc.*	126,321
1,080	Asana, Inc. Class A*	14,429
3,626	Atlassian Corp. Class A*	579,072
6,738	AudioEye, Inc.*	93,389
5,761	Aurora Innovation, Inc.*	31,052
5,243	Autodesk, Inc.*	1,665,544
4,500	AvePoint, Inc.*	67,545
2,718	Bentley Systems, Inc. Class B	139,923
1,489	Bill Holdings, Inc.*	78,872
1,107	Bitdeer Technologies Group Class A*	18,919
1,055	Blackbaud, Inc.*	67,847
991	BlackLine, Inc.*	52,622
15,115	Blend Labs, Inc. Class A*	55,170
3,036	Box, Inc. Class A*	97,972
967	Braze, Inc. Class A*	27,501
1,370	C3.ai, Inc. Class A*	23,756
20,089	Cadence Design Systems, Inc.*	7,056,462
2,605	CCC Intelligent Solutions Holdings, Inc.*	23,732
1,328	Cerence, Inc.*	16,547
2,981	Clear Secure, Inc. Class A	99,506
4,043	Clearwater Analytics Holdings, Inc. Class A*	72,855
749	Commvault Systems, Inc.*	141,396
3,165	Confluent, Inc. Class A*	62,667
3,328	Consensus Cloud Solutions, Inc.*	97,743
2,780	Core Scientific, Inc.*(a)	49,873
4,868	CoreCard Corp.*	131,047
5,896	Crowdstrike Holdings, Inc. Class A*	2,891,281
31,440	CS Disco, Inc.*	203,102
177	Daily Journal Corp.*	82,330
6,486	Datadog, Inc. Class A*	923,606
5,550	Digimarc Corp.*	54,224
5,621	Digital Turbine, Inc.*	35,974
4,181	Docusign, Inc.*	301,408
431	Dolby Laboratories, Inc. Class A	31,191
6,111	Domo, Inc. Class B*	96,798
4,001	Dropbox, Inc. Class A*	120,870
4,318	D-Wave Quantum, Inc.*	106,698
5,434	Dynatrace, Inc.*	263,277
17,995	eGain Corp.*	156,736
1,044	Elastic NV*	88,208
2,982	EverCommerce, Inc.*	33,190
2,910	Exodus Movement, Inc. Class A*	80,840

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
28,712	Expensify, Inc. Class A*	$ 53,117
516	Fair Isaac Corp.*	772,209
865	Five9, Inc.*	20,933
15,409	Fortinet, Inc.*	1,295,589
2,322	Freshworks, Inc. Class A*	27,330
115,273	Gen Digital, Inc.	3,272,600
1,517	Gitlab, Inc. Class A*	68,386
1,782	Guidewire Software, Inc.*	409,611
1,040	HubSpot, Inc.*	486,512
4,465	I3 Verticals, Inc. Class A*	144,934
629	Informatica, Inc. Class A*	15,624
1,335	Intapp, Inc.*	54,602
679	InterDigital, Inc.	234,411
17,743	Intuit, Inc.	12,116,872
3,576	Jamf Holding Corp.*	38,263
44	JFrog Ltd.*	2,083
562	Klaviyo, Inc. Class A*	15,562
625	Life360, Inc.*	66,438
741	LiveRamp Holdings, Inc.*	20,111
794	Manhattan Associates, Inc.*	162,754
23	Mercurity Fintech Holding, Inc.*	565
2,938	Meridianlink, Inc.*	58,554
295,712	Microsoft Corp.	153,164,030
3,263	MicroStrategy, Inc.*	1,051,371
4,395	Mitek Systems, Inc.*	42,939
12	N-able, Inc.*	94
177	nCino, Inc.*	4,798
147	NCR Voyix Corp.*	1,845
2,426	NextNav, Inc.*	34,692
3,156	Nutanix, Inc. Class A*	234,775
27,335	ON24, Inc.*	156,356
5,412	OneSpan, Inc.	85,997
5	Onestream, Inc.*	92
9,252	Ooma, Inc.*	110,931
41,140	Oracle Corp.	11,570,214
475	Pagaya Technologies Ltd. Class A*	14,103
2,392	PagerDuty, Inc.*	39,516
53,131	Palantir Technologies, Inc. Class A*	9,692,157
48,134	Palo Alto Networks, Inc.*	9,801,045
1,245	Pegasystems, Inc.	71,588
2,005	Porch Group, Inc.*	33,644
1,322	Procore Technologies, Inc.*	96,400
1,505	Progress Software Corp.*	66,115
2,629	PROS Holdings, Inc.*	60,230
1,249	PTC, Inc.*	253,572
1,095	Q2 Holdings, Inc.*	79,267
574	Qualys, Inc.*	75,957
1,462	Rapid7, Inc.*	27,413
2,449	Red Violet, Inc.	127,960
43,613	Rekor Systems, Inc.*	68,472
7,189	ReposiTrak, Inc.(a)	106,541
1,028	Rezolve AI PLC*(a)	5,119

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
31,434	Rimini Street, Inc.*	$ 147,111
948	RingCentral, Inc. Class A*	26,866
88,766	Roadzen, Inc.*	76,685
1,399	Roper Technologies, Inc.	697,667
1,038	Rubrik, Inc. Class A*	85,376
54,563	Salesforce, Inc.	12,931,431
4,050	Samsara, Inc. Class A*	150,863
1,761	Sapiens International Corp. NV	75,723
1,979	SEMrush Holdings, Inc. Class A*	14,011
2,424	SentinelOne, Inc. Class A*	42,687
14,402	ServiceNow, Inc.*	13,253,873
4	ServiceTitan, Inc. Class A*	403
16,674	Silvaco Group, Inc.*	90,206
5,209	SoundHound AI, Inc. Class A*(a)	83,761
5,280	SoundThinking, Inc.*	63,677
1,299	Sprinklr, Inc. Class A*	10,028
2,425	Sprout Social, Inc. Class A*	31,331
641	SPS Commerce, Inc.*	66,754
122	Synchronoss Technologies, Inc.*	742
11,883	Synopsys, Inc.*	5,862,953
20,423	Telos Corp.*	139,693
2,352	Tenable Holdings, Inc.*	68,584
371	Teradata Corp.*	7,980
2,846	Terawulf, Inc.*	32,501
896	Tyler Technologies, Inc.*	468,751
372	UiPath, Inc. Class A*	4,977
2,161	Unity Software, Inc.*	86,526
28,723	Upland Software, Inc.*	68,074
2,105	Varonis Systems, Inc.*	120,974
293	Verint Systems, Inc.*	5,933
53,025	Veritone, Inc.*(a)	255,581
950	Vertex, Inc. Class A*	23,551
2,207	Viant Technology, Inc. Class A*	19,046
8,383	Weave Communications, Inc.*	55,998
66,410	WM Technology, Inc.*	77,036
5,213	Workday, Inc. Class A*	1,254,926
1,108	Workiva, Inc.*	95,377
14,001	Xperi, Inc.*	90,726
7,963	Yext, Inc.*	67,845
2,157	Zeta Global Holdings Corp. Class A*	42,860
3,896	Zoom Communications, Inc.*	321,420
2,073	Zscaler, Inc.*	621,195

		275,840,865

Specialized REITs – 0.1%
11,596	American Tower Corp.	2,230,143
5,112	Crown Castle, Inc.	493,257
1,674	CubeSmart	68,065

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – (continued)
4,258	Digital Realty Trust, Inc.	$ 736,123
1,537	EPR Properties	89,161
1,251	Equinix, Inc.	979,833
2,415	Extra Space Storage, Inc.	340,370
12,913	Farmland Partners, Inc.	140,493
3,576	Four Corners Property Trust, Inc.	87,254
2,507	Gaming & Leisure Properties, Inc.	116,851
14,282	Gladstone Land Corp.	130,823
2,977	Iron Mountain, Inc.	303,475
1,685	Lamar Advertising Co. Class A	206,278
2,440	Millrose Properties, Inc.	82,008
757	National Storage Affiliates Trust	22,877
3,724	Outfront Media, Inc.	68,224
1,288	PotlatchDeltic Corp.	52,486
2,197	Public Storage	634,604
3,074	Rayonier, Inc.	81,584
2,446	Safehold, Inc.	37,889
1,367	SBA Communications Corp.	264,310
2,783	Smartstop Self Storage REIT, Inc.	104,752
14,359	VICI Properties, Inc.	468,247
6,113	Weyerhaeuser Co.	151,541

		7,890,648

Specialty Retail – 0.9%
14,945	1-800-Flowers.com, Inc. Class A*(a)	68,747
1,327	Abercrombie & Fitch Co. Class A*	113,525
1,460	Academy Sports & Outdoors, Inc.	73,029
8	Advance Auto Parts, Inc.	491
3,712	American Eagle Outfitters, Inc.	63,512
948	America’s Car-Mart, Inc.*	27,691
596	Arhaus, Inc.*	6,335
4,737	Arko Corp.	21,648
453	Asbury Automotive Group, Inc.*	110,736
136	AutoNation, Inc.*	29,753
266	AutoZone, Inc.*	1,141,204
87,871	BARK, Inc.*	73,003
210	Barnes & Noble Education, Inc.*	2,089
1,849	Bath & Body Works, Inc.	47,630
5,343	Bed Bath & Beyond, Inc.*	52,308
1,652	Best Buy Co., Inc.	124,924
350	Boot Barn Holdings, Inc.*	58,002
2,176	Buckle, Inc.	127,644
1,576	Build-A-Bear Workshop, Inc.	102,771
1,161	Burlington Stores, Inc.*	295,474

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
2,605	Caleres, Inc.	$ 33,969
682	Camping World Holdings, Inc. Class A	10,769
1,671	CarMax, Inc.*	74,978
2,813	Carvana Co.*	1,061,176
4,883	Chewy, Inc. Class A*	197,517
11,132	Children’s Place, Inc.*	69,130
2,528	Citi Trends, Inc.*	78,444
6,667	Designer Brands, Inc. Class A	23,601
53,705	Destination XL Group, Inc.*	70,354
467	Dick’s Sporting Goods, Inc.	103,777
50,658	Duluth Holdings, Inc. Class B*	198,073
75	Envela Corp.*	586
6,436	EVgo, Inc.*	30,442
380	Five Below, Inc.*	58,786
561	Floor & Decor Holdings, Inc. Class A*	41,346
4,242	GameStop Corp. Class A*	115,722
5,407	Gap, Inc.	115,656
1,448	Genesco, Inc.*	41,978
417	Group 1 Automotive, Inc.	182,442
2,281	Guess?, Inc.	38,116
4,576	Haverty Furniture Cos., Inc.	100,352
50,434	Home Depot, Inc.	20,435,352
3,833	J Jill, Inc.	65,736
4,142	Lands’ End, Inc.*	58,402
1,676	Leslie’s, Inc.*	9,218
377	Lithia Motors, Inc.	119,132
7,717	Lowe’s Cos., Inc.	1,939,359
1,087	MarineMax, Inc.*	27,534
1,726	Monro, Inc.	31,016
547	Murphy USA, Inc.	212,378
327	National Vision Holdings, Inc.*	9,545
1,848	ODP Corp.*	51,467
316	OneWater Marine, Inc. Class A*	5,005
20,991	O’Reilly Automotive, Inc.*	2,263,040
446	Penske Automotive Group, Inc.	77,564
11,938	Petco Health & Wellness Co., Inc.*	46,200
18,526	PetMed Express, Inc.*	46,500
11,143	RealReal, Inc.*	118,450
477	Revolve Group, Inc.*	10,160
30	RH*	6,095
15,785	RideNow Group, Inc.*	69,454
4,887	Ross Stores, Inc.	744,730
4,001	Sally Beauty Holdings, Inc.*	65,136
1,259	Shoe Carnival, Inc.	26,175
1,071	Signet Jewelers Ltd.	102,730
7,289	Sleep Number Corp.*	51,169
485	Sonic Automotive, Inc. Class A	36,904

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
14,082	Sportsman’s Warehouse Holdings, Inc.*	$ 39,007
3,693	Stitch Fix, Inc. Class A*	16,065
4,453	ThredUp, Inc. Class A*	42,081
22,901	Tile Shop Holdings, Inc.*	138,551
65,117	TJX Cos., Inc.	9,412,011
796	Torrid Holdings, Inc.*	1,393
58,999	Tractor Supply Co.	3,355,273
661	Ulta Beauty, Inc.*	361,402
812	Upbound Group, Inc.	19,188
1,920	Urban Outfitters, Inc.*	137,146
2,885	Valvoline, Inc.*	103,600
3,081	Victoria’s Secret & Co.*	83,618
1,137	Warby Parker, Inc. Class A*	31,358
211	Wayfair, Inc. Class A*	18,849
1,505	Williams-Sonoma, Inc.	294,152
320	Winmark Corp.	159,286
4,857	Zumiez, Inc.*	95,246

		46,124,407

Technology Hardware, Storage & Peripherals – 3.1%
614,228	Apple, Inc.	156,400,876
5,076	CompoSecure, Inc. Class A*	105,682
2,611	CPI Card Group, Inc.*	39,530
31,306	Dell Technologies, Inc. Class C	4,438,252
1,253	Diebold Nixdorf, Inc.*	71,459
5,575	Eastman Kodak Co.*	35,736
11,303	Hewlett Packard Enterprise Co.	277,602
9,640	HP, Inc.	262,497
11,870	Immersion Corp.	87,126
3,438	IonQ, Inc.*	211,437
2,400	NetApp, Inc.	284,304
44,198	Pure Storage, Inc. Class A*	3,704,234
1,657	Quantum Computing, Inc.*(a)	30,505
1,517	Seagate Technology Holdings PLC	358,103
4,530	Super Micro Computer, Inc.*	217,168
4,165	Turtle Beach Corp.*	66,223
2,164	Western Digital Corp.	259,810

		166,850,544

Textiles, Apparel & Luxury Goods – 0.1%
1,284	Amer Sports, Inc.*	44,619
183	Birkenstock Holding PLC*	8,281
797	Capri Holdings Ltd.*	15,876
826	Carter’s, Inc.	23,310
413	Columbia Sportswear Co.	21,600
918	Crocs, Inc.*	76,699
2,653	Deckers Outdoor Corp.*	268,935
2,893	Ermenegildo Zegna NV	27,339
2,310	Figs, Inc. Class A*	15,454
1,935	G-III Apparel Group Ltd.*	51,490
3,982	Hanesbrands, Inc.*	26,241

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
760	Kontoor Brands, Inc.	$ 60,625
715	Levi Strauss & Co. Class A	16,660
1,853	Lululemon Athletica, Inc.*	329,704
6,672	Movado Group, Inc.	126,568
14,454	NIKE, Inc. Class B	1,007,877
2,519	On Holding AG Class A*	106,680
559	Oxford Industries, Inc.	22,662
1,312	PVH Corp.	109,906
538	Ralph Lauren Corp.	168,695
744	Rocky Brands, Inc.	22,164
95	Steven Madden Ltd.	3,181
7,325	Superior Group of Cos., Inc.	78,524
4,919	Tapestry, Inc.	556,929
88	Under Armour, Inc. Class A*	439
87	Under Armour, Inc. Class C*	420
15,757	Unifi, Inc.*	75,003
39,981	Vera Bradley, Inc.*	80,362
5,345	VF Corp.	77,128
1,586	Wolverine World Wide, Inc.	43,520

		3,466,891

Tobacco – 0.1%
23,853	Altria Group, Inc.	1,575,729
34,309	Ispire Technology, Inc.*	87,831
21,870	Philip Morris International, Inc.	3,547,314
1,505	Turning Point Brands, Inc.	148,784
2,717	Universal Corp.	151,799

		5,511,457

Trading Companies & Distributors – 0.2%
1,686	AerCap Holdings NV	204,006
354	Air Lease Corp.	22,532
12,667	Alta Equipment Group, Inc.	91,709
370	Applied Industrial Technologies, Inc.	96,588
205	BlueLinx Holdings, Inc.*	14,981
113	Boise Cascade Co.	8,737
2,529	Core & Main, Inc. Class A*	136,136
1,315	Distribution Solutions Group, Inc.*	39,555
3,512	DNOW, Inc.*	53,558
761	DXP Enterprises, Inc.*	90,612
2,830	EVI Industries, Inc.	89,456
25,340	Fastenal Co.	1,242,674
17,713	Ferguson Enterprises, Inc.	3,977,986
1,460	FTAI Aviation Ltd.	243,616
434	GATX Corp.	75,863
2,822	Global Industrial Co.	103,483
370	Herc Holdings, Inc.	43,164
4,926	Hudson Technologies, Inc.*	48,915
3,542	Karat Packaging, Inc.	89,294
676	McGrath RentCorp	79,295
2,667	MRC Global, Inc.*	38,458

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
496	MSC Industrial Direct Co., Inc. Class A	$ 45,701
6,443	NPK International, Inc.*	72,870
581	QXO, Inc.*	11,074
2,042	Rush Enterprises, Inc. Class A	109,186
56	Rush Enterprises, Inc. Class B	3,216
365	SiteOne Landscape Supply, Inc.*	47,012
900	Titan Machinery, Inc.*	15,066
346	Transcat, Inc.*	25,327
710	United Rentals, Inc.	677,809
276	Watsco, Inc.	111,587
363	WESCO International, Inc.	76,775
247	Willis Lease Finance Corp.	33,861
1,006	WW Grainger, Inc.	958,678
866	Xometry, Inc. Class A*	47,171

		9,025,951

Transportation Infrastructure*(a) – 0.0%
5,840	Sky Harbour Group Corp.	57,641

Water Utilities – 0.0%
1,577	American States Water Co.	115,626
2,449	American Water Works Co., Inc.	340,876
4,887	Artesian Resources Corp. Class A	159,292
23,708	Cadiz, Inc.*	111,902
1,810	California Water Service Group	83,061
4,057	Consolidated Water Co. Ltd.	143,131
2,594	Essential Utilities, Inc.	103,500
17,753	Global Water Resources, Inc.	182,856
1,693	H2O America	82,449
1,706	Middlesex Water Co.	92,329
15,147	Pure Cycle Corp.*	167,677
5,303	York Water Co.	161,317

		1,744,016

Wireless Telecommunication Services – 0.0%
1,496	Array Digital Infrastructure, Inc.	74,815
775	Gogo, Inc.*	6,658
11,676	Spok Holdings, Inc.	201,411
4,805	Telephone & Data Systems, Inc.	188,548
6,840	T-Mobile U.S., Inc.	1,637,359

		2,108,791

TOTAL COMMON STOCKS (Cost $1,697,860,952)		$2,119,618,485

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) – 5.5%
U.S. Treasury Bills
$300,000,000	0.000%	10/28/25	$ 299,090,415
(Cost $299,058,375)

Shares	Description	Value

Exchange Traded Funds – 33.8%
211,800	Energy Select Sector SPDR Fund	$ 18,922,212
1,668,900	Financial Select Sector SPDR Fund	89,903,643
1,998,800	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF	102,843,257
1,570,900	Industrial Select Sector SPDR Fund	242,279,907
1,010,500	iShares Convertible Bond ETF	101,100,525
7,527,327	iShares Core MSCI Emerging Markets ETF	496,201,396
376,700	iShares Global Clean Energy ETF	5,831,316
61,000	iShares JP Morgan USD Emerging Markets Bond ETF	5,806,590
204,100	Materials Select Sector SPDR Fund	18,291,442
4,217,614	SPDR Blackstone Senior Loan ETF	175,368,390
550,622	SPDR Bloomberg Convertible Securities ETF(a)	49,831,291
489,800	Technology Select Sector SPDR Fund	138,055,028
459,700	VanEck Fallen Angel High Yield Bond ETF	13,666,881
110,300	Vanguard Real Estate ETF(a)	10,083,626
7,085,000	Vanguard Short-Term Inflation-Protected Securities ETF	358,713,550

TOTAL EXCHANGE TRADED FUNDS (Cost $1,587,531,033)		$1,826,899,054

Shares	Dividend Rate	Value

Investment Company(d) – 16.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
911,261,770	4.042%	$ 911,261,770
(Cost $911,261,770)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
59,465,083	4.042%	$ 59,465,083
(Cost $ 59,465,083)

TOTAL INVESTMENTS – 96.5% (Cost $ 4,555,177,213)		$5,216,334,807

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%		190,182,969

NET ASSETS – 100.0%		$5,406,517,776

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	8,980,000	USD	5,896,130	12/17/25	$51,415
	BRL	45,120,000	USD	8,071,692	12/17/25	250,643
	CHF	10,060,000	USD	12,679,562	12/17/25	76,706
	CZK	177,040,000	USD	8,484,584	12/17/25	70,185
	EUR	17,040,000	USD	20,018,330	12/17/25	78,102
	HUF	2,580,030,000	USD	7,613,086	12/17/25	116,480
	ILS	30,350,000	USD	9,030,604	12/17/25	134,653
	MXN	157,920,000	USD	8,364,983	12/17/25	186,340
	NOK	51,410,000	USD	5,128,488	12/17/25	24,151
	PLN	26,810,000	USD	7,348,088	12/17/25	18,392
	USD	17,716,821	INR	1,568,270,000	12/17/25	148,646
	USD	7,825,696	JPY	1,145,670,000	12/17/25	15,754
	USD	5,157,037	NZD	8,740,000	12/17/25	74,396
	ZAR	119,950,000	USD	6,745,240	12/17/25	161,392

TOTAL						$1,407,255

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	GBP	10,160,000	USD	13,668,872	12/17/25	$(3,447)
	SEK	83,370,000	USD	8,905,194	12/17/25	(6,040)

TOTAL						$(9,487)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	523	12/31/25	$108,992,383	$(125,869)
20 Year U.S. Treasury Bonds	241	12/19/25	28,099,094	47,545
3 Month SOFR	85	12/15/26	20,580,625	(27,681)
3 Month SOFR	15	09/15/26	3,626,813	(4,847)
3 Month SOFR	125	03/16/27	30,282,812	(41,403)
3 Month SOFR	148	06/15/27	35,858,550	(41,216)
3 Month SOFR	162	09/14/27	39,244,500	(29,334)
3 Month SOFR	154	12/14/27	37,293,025	(19,147)
3M CORRA	87	03/17/26	15,266,571	7,159
3M CORRA	106	06/16/26	18,615,883	20,013
3M CORRA	102	09/15/26	17,914,313	21,987
3M Euribor	5	12/14/26	1,437,845	(1,255)
3M Euribor	8	03/15/27	2,299,143	(2,419)
3M Euribor	7	06/14/27	2,010,518	(1,792)
3M Euribor	9	09/13/27	2,583,366	(2,566)
5 Year German Euro-Bund	82	12/08/25	12,377,711	95
5 Year U.S. Treasury Notes	829	12/31/25	90,522,914	(245,608)
ASX 90 Day Bank Accepted Bills	9	06/11/26	5,906,221	(2,807)
Australian 10 Year Government Bonds	2,210	12/15/25	165,760,566	154,599
Brent Crude	114	10/31/25	7,527,420	(110,680)
CAC40 Index	88	10/17/25	8,156,834	109,200
Cocoa	12	12/15/25	809,880	(58,478)
Coffee	27	12/18/26	3,205,575	295,777
Copper	54	05/27/26	6,687,900	265,563
Corn	263	03/13/26	5,680,800	206,225
Cotton No.2	71	03/09/26	2,398,735	(25,689)
DAX Index	16	12/19/25	11,276,052	246,745
Dollar Index	294	12/15/25	28,650,594	29,137
E-Mini Nasdaq 100 Index	102	12/19/25	50,799,570	702,145
E-Mini Russell 2000 Index	58	12/19/25	7,120,950	113,829
Euro Stoxx 50 Index	4,179	12/19/25	271,861,281	7,943,403
French 10 Year Government Bonds	993	12/08/25	141,473,751	(506,504)
FTSE 100 Index	1,015	12/19/25	128,419,239	2,067,269
FTSE/JSE Top 40 Index	73	12/18/25	4,318,117	154,394
FTSE/MIB Index	31	12/19/25	7,732,967	148,708
Gasoil	44	12/11/25	2,963,400	169,148
Gasoline RBOB	26	11/28/25	2,047,172	(34,701)
Gold	41	12/29/25	15,880,120	1,422,543
Hang Seng Index	61	10/30/25	10,547,690	131,908
HSCEI	129	10/30/25	7,936,982	104,212
IBEX 35 Index	46	10/17/25	8,375,356	186,392
ICE 3M Sonia Bonds	10	03/16/27	3,241,040	(1,895)
Ice 3M Sonia Index	1	12/15/26	324,054	(79)
Ice 3M Sonia Index	12	06/15/27	3,888,642	(2,596)
Ice 3M Sonia Index	12	09/14/27	3,887,432	(3,291)
Ice 3M Sonia Index	8	12/14/27	2,590,680	(2,152)
Lean Hogs	46	02/13/26	1,661,520	(4,238)
Live Cattle	48	02/27/26	4,553,760	32,325
LME Lead	31	11/17/25	1,527,672	(90,152)
LME Lead	26	01/19/26	1,297,127	51,392
LME Lead	122	10/13/25	5,956,284	(52,795)
LME Lead	29	06/15/26	1,477,246	(15,595)
LME Lead	16	08/17/26	819,832	(5,444)
LME Nickel	155	10/13/25	14,029,478	(736,242)
LME Nickel	61	11/17/25	5,546,540	(468,121)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
LME Nickel	86	01/19/26	$7,885,785	$(139,580)
LME Nickel	36	02/16/26	3,312,474	145,501
LME Nickel	19	04/13/26	1,760,448	(84,285)
LME Nickel	10	05/18/26	930,452	(7,920)
LME Nickel	40	06/15/26	3,735,463	(23,896)
LME Nickel	22	08/17/26	2,069,817	(10,622)
LME Primary Aluminum	309	10/13/25	20,724,630	630,439
LME Primary Aluminum	90	01/19/26	6,037,920	594,258
LME Primary Aluminum	96	11/17/25	6,434,808	87,136
LME Primary Aluminum	69	12/15/25	4,624,535	(524)
LME Primary Aluminum	100	05/18/26	6,750,975	174,435
LME Zinc	145	10/13/25	10,854,483	259,223
LME Zinc	73	12/15/25	5,418,681	81,708
LME Zinc	26	01/19/26	1,924,566	96,307
LME Zinc	40	11/17/25	2,976,310	54,132
LME Zinc	28	05/18/26	2,057,573	129,341
LME Zinc	48	03/16/26	3,538,644	155,113
MSCI Emerging Markets Index	41	12/19/25	2,787,385	15,110
Natural Gas	55	03/27/26	1,919,500	28,994
NY Harbor ULSD	27	02/27/26	2,544,583	64,190
Omxs30 Index	299	10/17/25	8,464,002	157,628
S&P 500 E-Mini Index	299	12/19/25	100,744,312	856,462
S&P Toronto Stock Exchange 60 Index	45	12/18/25	11,464,540	241,997
Silver	33	12/29/25	7,695,600	1,067,329
Soybean Oil	392	07/14/26	14,654,334	(474,227)
Sugar 11	116	04/30/26	2,096,909	(15,284)
TOPIX Futures	542	12/11/25	115,117,963	1,479,600
VSTOXX Index	988	10/22/25	2,058,933	(43,438)
Wheat	191	07/14/26	5,256,213	(180,337)
WTI Crude	20	10/21/25	1,247,400	(57,698)

Total				$17,248,209

Short position contracts:
10 Year U.K. Long Gilt	(792)	12/29/25	(96,759,169)	(263,299)
10 Year U.S. Treasury Notes	(387)	12/19/25	(43,537,500)	241,886
3 Month SOFR	(45)	06/16/26	(10,856,813)	(2,852)
3 Month SOFR	(56)	03/17/26	(13,484,100)	(6,217)
30 Year German Euro-Buxl	(45)	12/08/25	(6,048,239)	(67,583)
3M Euribor	(128)	12/15/25	(36,808,836)	32,418
3M Euribor	(66)	03/16/26	(18,986,336)	11,624
3M Euribor	(31)	06/15/26	(8,919,644)	1,009
3M Euribor	(10)	09/14/26	(2,876,864)	(114)
3M SARON	(18)	03/17/26	(5,656,303)	2,616
3M SARON	(12)	06/16/26	(3,771,999)	1,598
3M SARON	(3)	09/15/26	(943,094)	89
5 Year German Euro-Bobl	(110)	12/08/25	(15,214,640)	(13,839)
ASX 90 Day Bank Accepted Bills	(189)	12/11/25	(123,988,198)	57,258
ASX 90 Day Bank Accepted Bills	(33)	03/12/26	(21,654,026)	416
Brent Crude	(105)	11/28/25	(6,890,100)	102,229
Canada 10 Year Government Bonds	(1,053)	12/18/25	(92,656,736)	(1,663,366)
Cattle Feeder	(9)	11/20/25	(1,617,075)	(49,866)
CBOE Volatility Index	(664)	10/22/25	(11,678,432)	499,033
CBOE Volatility Index	(587)	11/19/25	(11,299,280)	237,459

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
CBOE Volatility Index	(154)	12/17/25	$(3,049,200)	$(46)
Coffee	(11)	12/18/25	(1,546,256)	(55,657)
Copper	(77)	12/29/25	(9,348,763)	(430,635)
Corn	(344)	12/12/25	(7,146,600)	(255,023)
Cotton No.2	(35)	12/08/25	(1,150,975)	11,440
Euro BTP	(374)	12/08/25	(52,621,139)	(297,286)
Euro-Schatz	(306)	12/08/25	(38,433,582)	17,449
Gasoline RBOB	(40)	10/31/25	(3,229,464)	(67,252)
Ice 3M Sonia Index	(79)	03/17/26	(25,531,168)	17,024
Ice 3M Sonia Index	(32)	06/16/26	(10,355,726)	3,983
Ice 3M Sonia Index	(9)	09/15/26	(2,915,120)	587
Japan 10 Year Government Bond	(117)	12/15/25	(107,430,977)	831,215
Lean Hogs	(90)	12/12/25	(3,194,100)	6,047
Live Cattle	(32)	12/31/25	(3,005,120)	(9,704)
LME Lead	(149)	11/17/25	(7,342,683)	96,837
LME Lead	(26)	01/19/26	(1,297,127)	17,590
LME Lead	(122)	10/13/25	(5,956,284)	134,279
LME Lead	(29)	06/15/26	(1,477,246)	11,691
LME Nickel	(155)	10/13/25	(14,029,478)	637,386
LME Nickel	(131)	11/17/25	(11,911,421)	423,213
LME Nickel	(86)	01/19/26	(7,885,785)	291,816
LME Nickel	(36)	02/16/26	(3,312,474)	86,808
LME Nickel	(19)	04/13/26	(1,760,448)	16,690
LME Nickel	(10)	05/18/26	(930,452)	3,477
LME Nickel	(40)	06/15/26	(3,735,463)	23,541
LME Primary Aluminum	(309)	10/13/25	(20,724,630)	(406,348)
LME Primary Aluminum	(90)	01/19/26	(6,037,920)	(472,074)
LME Primary Aluminum	(96)	11/17/25	(6,434,808)	(168,935)
LME Primary Aluminum	(100)	05/18/26	(6,750,975)	(165,541)
LME Zinc	(145)	10/13/25	(10,854,483)	(695,314)
LME Zinc	(46)	12/15/25	(3,414,511)	(87,856)
LME Zinc	(26)	01/19/26	(1,924,566)	(105,516)
LME Zinc	(46)	11/17/25	(3,422,757)	(182,498)
LME Zinc	(28)	05/18/26	(2,057,573)	(70,967)
LME Zinc	(48)	03/16/26	(3,538,644)	(6,935)
MSCI EAFE Index	(217)	12/19/25	(30,220,505)	25,109
Natural Gas	(119)	10/29/25	(3,930,570)	55,825
NY Harbor ULSD	(14)	10/31/25	(1,366,571)	(58,380)
S&P Mid 400 Emini	(27)	12/19/25	(8,872,740)	62,262
Soybean Oil	(244)	11/14/25	(12,221,350)	18,842
Soybean Oil	(204)	12/12/25	(5,771,532)	214,181
Sugar 11	(124)	02/27/26	(2,305,408)	2,451
Wheat	(425)	12/12/25	(10,709,413)	400,098

Total				$(1,005,627)

TOTAL FUTURES CONTRACTS				$16,242,582

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 45	(1.000)%	0.519%	12/20/30		$469,100	$(10,797,510)	$(10,740,382)	$(57,128)
ICE CD ITXEB 44	(1.000)	0.561	12/20/30	EUR	139,100	(3,544,653)	(3,581,834)	37,181
Protection Sold:
CDX.NA.HY Index 44	5.000	2.998	06/20/30		$211,250	17,230,199	11,136,352	6,093,847
ICE CD ITXEX 44	5.000	2.628	12/20/30	EUR	194,700	24,580,603	24,364,057	216,546

TOTAL						$27,468,639	$21,178,193	$6,290,446

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

M1WO Index	12M SOFR+0.410%	BofA Securities LLC	11/12/25	$32,101	$(206,816)
Russell 1000 TR Index	12M SOFR+0.720	Chicago Mercantile Exchange	09/09/26	63,361	(498,215)
CIEQDUV5 Index	12M SOFR	Citibank NA	09/10/26	5,506	1,495
BCOMRS Index	0.000	JPMorgan Securities, Inc.	05/29/26-08/11/26	11,601	17,526
CIEQDUV5 Index	0.000	JPMorgan Securities, Inc.	03/11/26	20,027	43,316
CIEQDUV5 Index	12M SOFR	JPMorgan Securities, Inc.	06/10/26-07/10/26	13,033	28,188
JPGSMARB Index	12M SOFR+0.890	JPMorgan Securities, Inc.	04/09/26-09/10/26	48,042	(155,038)
JPOSSVHY Index	0.000	JPMorgan Securities, Inc.	10/09/25	53,025	239,264
JPOSSVTY Index	0.000	JPMorgan Securities, Inc.	10/09/25	22,051	36,248
JPOSSVUA Index	0.000	JPMorgan Securities, Inc.	10/09/25	5,316	55,480
M1WO Index	12M SOFR+0.600	JPMorgan Securities, Inc.	12/10/25	95,920	(609,965)
M1WO Index	12M SOFR+0.160	JPMorgan Securities, Inc.	04/09/26	10,313	(67,600)
M1WO Index	12M SOFR+0.230	JPMorgan Securities, Inc.	05/11/26	11,898	(77,616)
M1WO Index	12M SOFR+0.310	JPMorgan Securities, Inc.	08/11/26	6,953	(45,110)
Russell 1000 TR Index	12M SOFR+0.700	JPMorgan Securities, Inc.	02/17/26	751,546	(5,916,179)
Russell 1000 TR Index	12M SOFR+0.680	JPMorgan Securities, Inc.	03/10/26	238,905	(1,882,784)
Russell 1000 TR Index	12M SOFR+0.660	JPMorgan Securities, Inc.	07/29/26	14,275	(112,630)
Russell 1000 TR Index	12M SOFR+0.640	JPMorgan Securities, Inc.	08/17/26	283,729	(2,241,088)

TOTAL					$(11,391,524)

(a)	Payments made monthly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (JPOSSVHY) of Options

Caption	Security Type	Shares	Value	Weight

iShares iBoxx $ High Yield Corporate Bond ETF, 11/21/25	Options	(2,669)	$(1,695)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 10/17/25	Options	(5,457)	(1,446)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 11/21/25	Options	(1,531)	(758)	0.0

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPOSSVHY) of Options (continued)

Caption	Security Type	Shares	Value	Weight

iShares iBoxx $ High Yield Corporate Bond ETF, 10/17/25	Options	(5,457)	$(682)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 11/21/25	Options	(1,531)	(589)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 11/21/25	Options	(2,670)	(320)	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$23.000	10/22/2025	1,400	$3,220,000	$93,800	$316,937	$(223,137)
CBOE Volatility Index	23.000	11/19/2025	1,470	3,381,000	232,260	364,415	(132,155)
CBOE Volatility Index	22.000	12/17/2025	1,540	3,388,000	346,500	380,765	(34,265)

Total purchased option contracts			4,410	$9,989,000	$672,560	$1,062,117	$(389,557)

Written option contracts
Calls
Euro Stoxx 50 Index	5,525.000	10/03/2025	(33)	(18,232,500)	(10,267)	(5,330)	(4,937)
Euro Stoxx 50 Index	5,575.000	10/10/2025	(33)	(18,397,500)	(9,376)	(7,099)	(2,277)
Euro Stoxx 50 Index	5,675.000	10/17/2025	(32)	(18,160,000)	(4,396)	(2,688)	(1,708)
Euro Stoxx 50 Index	5,725.000	10/24/2025	(32)	(18,320,000)	(3,945)	(3,455)	(490)
FTSE 100 Index	9,450.000	10/17/2025	(5)	(4,725,000)	(2,522)	(1,276)	(1,246)
FTSE 100 Index	9,500.000	10/17/2025	(6)	(5,700,000)	(1,856)	(879)	(977)
FTSE 100 Index	9,550.000	10/17/2025	(4)	(3,820,000)	(753)	(805)	52
FTSE 100 Index	9,600.000	10/17/2025	(7)	(6,720,000)	(753)	(1,380)	627
FTSE 100 Index	9,650.000	11/21/2025	(2)	(1,930,000)	(955)	(627)	(328)
Nikkei 225 Index	44,625.000	10/10/2025	(3)	(13,387,500)	(16,939)	(7,861)	(9,078)
Nikkei 225 Index	45,500.000	10/10/2025	(2)	(9,100,000)	(5,410)	(3,481)	(1,929)
Nikkei 225 Index	47,000.000	10/10/2025	(8)	(37,600,000)	(4,436)	(10,531)	6,095
Nikkei 225 Index	48,000.000	10/10/2025	(2)	(9,600,000)	(379)	(665)	286
Nikkei 225 Index	49,000.000	11/14/2025	(1)	(4,900,000)	(1,048)	(1,789)	741
Nikkei 225 Index	50,000.000	11/14/2025	(2)	(10,000,000)	(1,149)	(1,601)	452
S&P 500 Index	6,650.000	10/01/2025	(9)	(5,985,000)	(36,810)	(13,379)	(23,431)
S&P 500 Index	6,785.000	10/01/2025	(17)	(11,534,500)	(127)	(6,045)	5,918
S&P 500 Index	6,735.000	10/03/2025	(18)	(12,123,000)	(13,320)	(10,161)	(3,159)
S&P 500 Index	6,760.000	10/06/2025	(18)	(12,168,000)	(9,540)	(11,349)	1,809
S&P 500 Index	6,750.000	10/08/2025	(13)	(8,775,000)	(17,940)	(17,103)	(837)
S&P 500 Index	6,875.000	10/15/2025	(13)	(8,937,500)	(5,720)	(13,357)	7,637
S&P 500 Index	6,950.000	10/22/2025	(13)	(9,035,000)	(5,265)	(11,656)	6,391

			(273)	$(249,150,500)	$(152,906)	$(132,517)	$(20,389)

Puts
Euro Stoxx 50 Index	5,075.000	10/03/2025	(66)	(33,495,000)	(155)	(13,409)	13,254
Euro Stoxx 50 Index	5,175.000	10/10/2025	(65)	(33,637,500)	(1,831)	(10,930)	9,099
Euro Stoxx 50 Index	5,250.000	10/17/2025	(64)	(33,600,000)	(7,514)	(19,479)	11,965
Euro Stoxx 50 Index	5,275.000	10/24/2025	(65)	(34,287,500)	(13,355)	(14,295)	940
FTSE 100 Index	8,875.000	10/17/2025	(3)	(2,662,500)	(323)	(1,658)	1,335
FTSE 100 Index	8,900.000	10/17/2025	(7)	(6,230,000)	(800)	(2,830)	2,030
FTSE 100 Index	8,975.000	10/17/2025	(23)	(20,642,500)	(3,093)	(6,465)	3,372
FTSE 100 Index	9,025.000	10/17/2025	(10)	(9,025,000)	(1,547)	(4,221)	2,674

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
FTSE 100 Index	$8,825.000	11/21/2025	(4)	$(3,530,000)	$(1,506)	$(2,077)	$571
Nikkei 225 Index	39,000.000	10/10/2025	(7)	(27,300,000)	(1,373)	(7,653)	6,280
Nikkei 225 Index	39,500.000	10/10/2025	(6)	(23,700,000)	(1,379)	(11,207)	9,828
Nikkei 225 Index	41,125.000	10/10/2025	(8)	(32,900,000)	(3,462)	(11,907)	8,445
Nikkei 225 Index	42,250.000	10/10/2025	(6)	(25,350,000)	(4,666)	(6,730)	2,064
Nikkei 225 Index	43,375.000	10/10/2025	(4)	(17,350,000)	(5,950)	(5,928)	(22)
Nikkei 225 Index	41,000.000	11/14/2025	(2)	(8,200,000)	(4,328)	(4,456)	128
Nikkei 225 Index	42,000.000	11/14/2025	(3)	(12,600,000)	(9,129)	(8,749)	(380)
S&P 500 Index	6,150.000	10/01/2025	(18)	(11,070,000)	(315)	(49,308)	48,993
S&P 500 Index	6,540.000	10/01/2025	(35)	(22,890,000)	(3,850)	(43,552)	39,702
S&P 500 Index	6,485.000	10/03/2025	(35)	(22,697,500)	(10,500)	(45,350)	34,850
S&P 500 Index	6,535.000	10/06/2025	(35)	(22,872,500)	(22,575)	(25,646)	3,071
S&P 500 Index	6,275.000	10/08/2025	(26)	(16,315,000)	(6,500)	(62,540)	56,040
S&P 500 Index	6,350.000	10/15/2025	(26)	(16,510,000)	(24,830)	(84,224)	59,394
S&P 500 Index	6,400.000	10/22/2025	(26)	(16,640,000)	(52,390)	(84,552)	32,162

			(544)	$(453,505,000)	$(181,371)	$(527,166)	$345,795

Total written option contracts			(817)	$(702,655,500)	$(334,277)	$(659,683)	$325,406

TOTAL			3,593	$(692,666,500)	$338,283	$402,434	$(64,151)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CHF	— Swiss Franc
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
CDX.NA.HY Ind 44	— CDX North America High Yield Index 44
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 7.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
26,423,208	4.042%	$ 26,423,208
(Cost $26,423,208)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 91.3%
U.S. Treasury Obligations – 91.3%
U.S. Treasury Bills
$2,400,000	0.000%	11/20/25	$ 2,386,786
25,400,000	0.000	11/25/25	25,244,990
78,600,000	0.000	11/28/25	78,093,622
32,000,000	0.000	12/04/25	31,778,461
105,100,000	0.000	12/30/25	104,089,973
67,300,000	0.000	01/15/26	66,550,165

TOTAL SHORT-TERM INVESTMENTS (Cost $307,997,850)			$308,143,997

TOTAL INVESTMENTS – 99.1% (Cost $334,421,058)			$334,567,205

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			3,140,521

NET ASSETS – 100.0%			$337,707,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	140	01/30/26	$9,119,600	$(156,289)
Coffee	16	03/19/26	2,153,700	473,247
Copper	48	03/27/26	5,904,000	466,058
Corn	245	03/13/26	5,292,000	70,863
Cotton No.2	46	03/09/26	1,554,110	(11,962)
FCOJ-A	1	11/07/25	36,533	20
FCOJ-A	2	01/09/26	73,965	1,905
Gasoline RBOB	27	02/27/26	2,124,209	(17,181)
Gold	61	12/29/25	23,626,520	3,568,670
KC HRW Wheat	40	03/13/26	1,037,500	(74,201)
Lean Hogs	44	02/13/26	1,589,280	73,702
Live Cattle	30	02/27/26	2,846,100	111,092
LME Lead	11	11/17/25	542,077	4,580
LME Lead	11	01/19/26	548,784	(25,253)
LME Lead	11	03/16/26	554,834	(1,031)
LME Nickel	20	11/17/25	1,818,538	(78,991)
LME Nickel	20	01/19/26	1,833,904	(26,155)
LME Nickel	20	03/16/26	1,846,864	(8,566)
LME Primary Aluminum	89	01/19/26	5,970,832	152,845
LME Primary Aluminum	89	11/17/25	5,965,603	502,057
LME Primary Aluminum	89	03/16/26	5,986,941	150,136
LME Zinc	27	01/19/26	1,998,587	132,800
LME Zinc	27	11/17/25	2,009,009	226,450
LME Zinc	27	03/16/26	1,990,487	62,226
Low Sulphur Gas Oil	24	11/12/25	1,648,800	44,532
Low Sulphur Gas Oil	39	03/12/26	2,546,700	23,272
Natural Gas	309	10/29/25	10,206,270	33,752
NY Harbor ULSD	21	02/27/26	1,979,120	(6,668)
Robusta Coffee 10-T	39	03/25/26	1,615,770	(207,484)
Silver	26	03/27/26	6,136,000	1,137,097
Soybean	278	03/13/26	10,906,800	(388,962)
Soybean Oil	56	12/12/25	1,662,864	(8,129)
Soybean Oil	81	03/13/26	2,442,150	(120,987)
Sugar 11	236	02/27/26	4,387,712	(130,363)
Wheat	64	03/13/26	1,686,400	(90,870)
WTI Crude	125	10/21/25	7,796,250	36,855

Total				$5,919,067

Short position contracts:
Cocoa	(2)	03/16/26	(135,920)	12,025
Corn	(78)	12/12/25	(1,620,450)	18,764
LME Lead	(11)	11/17/25	(542,077)	27,859
LME Lead	(11)	01/19/26	(548,785)	2,257
LME Nickel	(20)	11/17/25	(1,818,538)	25,416
LME Nickel	(20)	01/19/26	(1,833,904)	8,410
LME Primary Aluminum	(89)	01/19/26	(5,970,832)	(156,150)
LME Primary Aluminum	(89)	11/17/25	(5,965,603)	(160,199)
LME Zinc	(27)	01/19/26	(1,998,587)	(70,368)
LME Zinc	(27)	11/17/25	(2,009,009)	(150,425)
Natural Gas	(35)	02/25/26	(1,268,050)	(14,180)
WTI Crude	(100)	02/20/26	(6,136,000)	111,841

Total				$(344,750)

TOTAL FUTURES CONTRACTS				$5,574,317

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2025, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.24%	Citibank NA	01/30/26	$3,488	$(9)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	Merrill Lynch International Bank Ltd.	10/31/25	68,397	(2)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Merrill Lynch International Bank Ltd.	01/30/26	2,895	(11)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	RBC Dominion Securities, Inc.	10/31/25	27,894	(6)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	UBS Switzerland AG	01/30/26	27,297	(67)

TOTAL					$(95)

(a)	Payments made monthly.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.